UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy Dechert LLP 1775 I Street, N.W. Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.6%
Automobiles & Components — 0.7%
192,500	Gentex Corp.	$4,127,200

Banks — 2.9%
265,055	Freddie Mac	15,640,895

Capital Goods — 3.4%
59,400	Rockwell Automation, Inc.	4,128,894
123,630	United Technologies Corp.	9,949,742
49,610	W.W. Grainger, Inc.	4,523,936

		18,602,572

Consumer Durables & Apparel — 4.4%
84,500	Coach, Inc.*	3,994,315
113,280	Fortune Brands, Inc.	9,231,187
115,100	Mattel, Inc.	2,700,246
278,600	Newell Rubbermaid, Inc.	8,029,252

		23,955,000

Consumer Services — 0.9%
190,200	Starbucks Corp.*	4,983,240

Diversified Financials — 9.2%
139,960	American Express Co.	8,309,425
10,000	CME Group, Inc.	5,873,500
201,872	Discover Financial Services*	4,198,938
46,700	Legg Mason, Inc.	3,936,343
98,990	Moody’s Corp.	4,989,096
121,245	Morgan Stanley	7,638,435
461,030	The Charles Schwab Corp.	9,958,248
91,500	UBS AG	4,872,375

		49,776,360

Energy — 15.3%
173,338	Baker Hughes, Inc.	15,664,555
71,840	Canadian Natural Resources Ltd.	5,441,880
103,100	Grant Prideco, Inc.*	5,621,012
83,800	Occidental Petroleum Corp.	5,369,904
128,500	Quicksilver Resources, Inc.*(a)	6,045,925
119,040	Schlumberger Ltd.	12,499,200
201,120	Suncor Energy, Inc.	19,068,187
201,000	Weatherford International Ltd.*	13,503,180

		83,213,843

Food & Staples Retailing — 3.6%
111,700	Costco Wholesale Corp.	6,855,029
170,800	CVS/Caremark Corp.	6,768,804
138,420	Wal-Mart Stores, Inc.	6,042,033

		19,665,866

Food, Beverage & Tobacco — 3.2%
58,100	Altria Group, Inc.	4,039,693
184,400	PepsiCo, Inc.	13,509,144

		17,548,837

Health Care Equipment & Services — 2.7%
115,400	Baxter International, Inc.	6,494,712
183,900	St. Jude Medical, Inc.*	8,104,473

		14,599,185

Household & Personal Products — 1.1%
83,900	Procter & Gamble Co.	5,901,526

Shares	Description	Value
Common Stocks — (continued)
Media — 3.9%
79,611	Lamar Advertising Co. Class A	$3,898,550
153,000	National CineMedia, Inc.	3,427,200
173,025	The McGraw-Hill Companies, Inc.	8,808,703
121,774	Viacom, Inc. Class B*	4,745,533

		20,879,986

Pharmaceuticals, Biotechnology & Life Sciences — 11.6%
108,134	Amylin Pharmaceuticals, Inc.*(a)	5,406,700
116,112	Celgene Corp.*	8,279,947
102,790	Charles River Laboratories International, Inc.*	5,771,659
126,700	Genentech, Inc.*	9,885,134
134,053	Gilead Sciences, Inc.*	5,478,746
108,100	Johnson & Johnson	7,102,170
177,300	Merck & Co., Inc.	9,164,637
164,100	Thermo Fisher Scientific, Inc.*	9,471,852
48,335	Wyeth	2,153,324

		62,714,169

Real Estate — 0.3%
58,400	CB Richard Ellis Group, Inc. Class A*	1,625,856

Retailing — 4.2%
68,500	J.C. Penney Co., Inc.	4,340,845
352,640	Lowe’s Companies, Inc.	9,880,973
194,400	The Home Depot, Inc.	6,306,336
72,900	Williams-Sonoma, Inc.	2,377,998

		22,906,152

Semiconductors & Semiconductor Equipment — 2.0%
304,579	Linear Technology Corp.(a)	10,657,219

Software & Services — 15.3%
275,600	Activision, Inc.*	5,950,204
74,420	Cognizant Technology Solutions Corp. Class A*	5,936,484
179,825	Electronic Arts, Inc.*	10,068,402
71,100	Global Payments, Inc.	3,144,042
35,610	Google, Inc. Class A*	20,200,485
118,200	Iron Mountain, Inc.*	3,602,736
600,668	Microsoft Corp.	17,695,679
495,191	Western Union Co.	10,384,155
213,974	Yahoo!, Inc.*	5,743,062

		82,725,249

Technology Hardware & Equipment — 9.5%
65,500	Apple Computer, Inc.*	10,056,870
582,090	Cisco Systems, Inc.*	19,273,000
271,791	QUALCOMM, Inc.	11,485,888
107,900	Research In Motion Ltd.*	10,633,545

		51,449,303

Telecommunication Services — 5.4%
339,090	American Tower Corp. Class A*	14,763,979
91,750	Crown Castle International Corp.*	3,727,802
166,900	MetroPCS Communications, Inc.*(a)	4,553,032
323,500	Sprint Nextel Corp.	6,146,500

		29,191,313

TOTAL COMMON STOCKS		$540,163,771

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.9%
JPMorgan Chase Euro — Time Deposit
$10,037,447	4.897%	10/01/07	$10,037,447

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$550,201,218

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 3.4%
Boston Global Investment Trust — Enhanced Portfolio
18,318,950	5.410%	$18,318,950

TOTAL INVESTMENTS — 104.9%		$568,520,168

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9%)		(26,357,851)

NET ASSETS — 100.0%		$542,162,317

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$501,095,370

Gross unrealized gain	80,074,137
Gross unrealized loss	(12,649,339)

Net unrealized security gain	$67,424,798

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Banks — 8.6%
106,708	Astoria Financial Corp.	$2,830,963
40,700	BB&T Corp.	1,643,873
192,300	FirstMerit Corp.	3,799,848
67,360	Freddie Mac	3,974,914
227,183	KeyCorp	7,344,826
73,397	Regions Financial Corp.	2,163,743
317,345	Wachovia Corp.	15,914,852
285,206	Wells Fargo & Co.	10,159,038

		47,832,057

Capital Goods — 7.0%
57,868	Caterpillar, Inc.	4,538,587
592,130	General Electric Co.	24,514,182
117,751	United Technologies Corp.	9,476,601

		38,529,370

Commercial Services & Supplies — 1.3%
185,734	Waste Management, Inc.	7,009,601

Consumer Durables & Apparel — 1.6%
307,025	Newell Rubbermaid, Inc.	8,848,460

Consumer Services — 0.5%
126,611	H&R Block, Inc.	2,681,621

Diversified Financials — 12.9%
82,284	AllianceBernstein Holding LP	7,246,752
314,536	Bank of America Corp.	15,811,725
567,326	Citigroup, Inc.	26,477,104
292,077	JPMorgan Chase & Co.	13,382,968
89,516	Morgan Stanley	5,639,508
143,910	The Charles Schwab Corp.	3,108,456

		71,666,513

Energy — 22.9%
33,555	Baker Hughes, Inc.	3,032,365
122,266	Chevron Corp.	11,441,652
234,872	Devon Energy Corp.	19,541,351
180,982	Entergy Corp.	19,598,541
240,753	Enterprise Products Partners LP	7,282,778
258,798	Exxon Mobil Corp.	23,954,343
109,156	Hess Corp.	7,262,149
119,669	Magellan Midstream Partners LP	4,790,350
213,517	Occidental Petroleum Corp.	13,682,169
288,628	Williams Companies, Inc.	9,830,670
162,308	Williams Partners LP	6,706,567

		127,122,935

Food & Staples Retailing — 0.5%
68,413	SUPERVALU, Inc.	2,668,791

Food, Beverage & Tobacco — 5.7%
237,837	Altria Group, Inc.	16,536,807
34,825	Reynolds American, Inc.(a)	2,214,522
52,480	The Coca-Cola Co.	3,016,025
309,485	Unilever NV	9,547,612

		31,314,966

Health Care Equipment & Services — 1.2%
120,300	Baxter International, Inc.	6,770,484

Household & Personal Products — 0.3%
28,603	The Clorox Co.	1,744,497

Shares	Description	Value
Common Stocks — (continued)
Insurance — 3.7%
86,915	American International Group, Inc.	$5,879,800
59,961	Hartford Financial Services Group, Inc.	5,549,391
45,550	MBIA, Inc.	2,780,827
35,675	PartnerRe Ltd.	2,817,968
64,744	The Allstate Corp.	3,702,709

		20,730,695

Materials — 1.6%
161,459	International Paper Co.	5,791,534
53,354	Nucor Corp.	3,172,963

		8,964,497

Media — 3.1%
950,512	Time Warner, Inc.	17,451,400

Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
73,779	Abbott Laboratories	3,956,030
148,285	Johnson & Johnson	9,742,325
217,210	Pfizer, Inc.	5,306,440
180,917	Wyeth	8,059,852

		27,064,647

REIT — 5.3%
206,955	Annaly Capital Management, Inc.	3,296,793
99,993	Apartment Investment & Management Co.	4,512,684
155,222	Brandywine Realty Trust	3,928,669
41,995	Camden Property Trust	2,698,179
372,055	DCT Industrial Trust, Inc.	3,895,416
39,753	Developers Diversified Realty Corp.	2,221,000
68,313	Mack-Cali Realty Corp.	2,807,664
45,139	Pennsylvania Real Estate Investment Trust	1,757,713
38,101	Vornado Realty Trust	4,166,344

		29,284,462

Retailing — 0.9%
79,510	J.C. Penney Co., Inc.	5,038,549

Technology Hardware & Equipment — 1.9%
217,158	Hewlett-Packard Co.	10,812,297

Telecommunication Services — 9.1%
839,763	AT&T, Inc.	35,530,373
771,768	Sprint Nextel Corp.	14,663,592

		50,193,965

Utilities — 5.0%
45,650	Edison International	2,531,293
66,935	Equitable Resources, Inc.	3,471,918
84,863	Exelon Corp.	6,395,276
75,625	FirstEnergy Corp.	4,790,087
28,200	PG&E Corp.	1,347,960
189,254	PPL Corp.	8,762,460
8,600	SCANA Corp.	333,164

		27,632,158

TOTAL COMMON STOCKS		$543,361,965

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.0%
JPMorgan Chase Euro — Time Deposit
$5,507,853	4.897%	10/01/07	$5,507,853

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$548,869,818

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 0.4%
Boston Global Investment Trust — Enhanced Portfolio
2,015,000	5.410%	$2,015,000

TOTAL INVESTMENTS — 99.4%		$550,884,818

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		3,204,326

NET ASSETS — 100.0%		$554,089,144

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$501,388,897

Gross unrealized gain	57,238,857
Gross unrealized loss	(7,742,936)

Net unrealized security gain	$49,495,921

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.8%
Automobiles & Components — 3.1%
99,867	BorgWarner, Inc.	$9,140,827
711,247	Ford Motor Co.*(a)	6,038,487
301,654	Johnson Controls, Inc.	35,628,354
271,182	Tenneco, Inc.*	8,409,354

		59,217,022

Banks — 7.3%
442,838	Astoria Financial Corp.	11,748,492
378,566	Commerce Bancorp, Inc.	14,680,790
292,072	Commerce Bancshares, Inc.	13,403,184
841,445	Hudson City Bancorp, Inc.	12,941,424
911,815	KeyCorp	29,478,979
363,353	M&T Bank Corp.	37,588,868
515,617	Webster Financial Corp.	21,717,788

		141,559,525

Capital Goods — 4.2%
103,053	Alliant Techsystems, Inc.*	11,263,693
205,763	Cooper Industries Ltd. Class A	10,512,432
192,584	Eaton Corp.	19,073,519
126,600	Parker Hannifin Corp.	14,157,678
373,207	Rockwell Collins, Inc.	27,259,039

		82,266,361

Commercial Services & Supplies — 2.6%
1,987,489	Allied Waste Industries, Inc.*	25,340,485
496,000	Monster Worldwide, Inc.*	16,893,760
164,700	Pitney Bowes, Inc.	7,480,674

		49,714,919

Consumer Durables & Apparel — 3.8%
194,510	Fortune Brands, Inc.	15,850,620
150,431	Lennar Corp. Class A	3,407,262
325,838	Lennox International, Inc.	11,013,325
519,300	Mattel, Inc.	12,182,778
1,072,794	Newell Rubbermaid, Inc.	30,917,923

		73,371,908

Consumer Services — 1.4%
160,292	Boyd Gaming Corp.	6,868,512
981,108	H&R Block, Inc.	20,779,868

		27,648,380

Diversified Financials — 2.5%
442,734	CIT Group, Inc.	17,797,907
141,055	Lazard Ltd. Class A	5,980,732
371,372	Northern Trust Corp.	24,610,822

		48,389,461

Energy — 11.9%
397,059	EOG Resources, Inc.	28,719,277
660,800	Hess Corp.	43,963,024
100,100	Oil States International, Inc.*	4,834,830
1,420,933	Range Resources Corp.	57,775,136
192,800	Tesoro Corp.	8,872,656
1,869,311	The Williams Cos., Inc.	63,668,733
150,159	W-H Energy Services, Inc.*	11,074,226
145,054	Weatherford International Ltd.*	9,744,728

		228,652,610

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — 2.4%
372,770	Safeway, Inc.	$12,342,415
880,903	SUPERVALU, Inc.	34,364,026

		46,706,441

Food, Beverage & Tobacco — 2.0%
314,044	Coca-Cola Enterprises, Inc.	7,606,146
187,700	ConAgra Foods, Inc.	4,904,601
93,158	Loews Corp. — Carolina Group	7,660,382
154,796	Pepsi Bottling Group, Inc.	5,753,767
125,219	Reynolds American, Inc.(a)	7,962,676
124,909	Smithfield Foods, Inc.*	3,934,634

		37,822,206

Health Care Equipment & Services — 2.2%
87,830	Coventry Health Care, Inc.*	5,463,904
241,031	Edwards Lifesciences Corp.*	11,885,239
94,805	Health Net, Inc.*	5,124,210
661,830	IMS Health, Inc.	20,278,471

		42,751,824

Household & Personal Products — 1.5%
467,054	Clorox Co.	28,485,624

Insurance — 6.9%
490,920	AMBAC Financial Group, Inc.	30,883,777
265,108	Assurant, Inc.	14,183,278
251,096	Everest Re Group Ltd.	27,680,823
208,897	PartnerRe Ltd.	16,500,774
207,947	Philadelphia Consolidated Holding Corp.*	8,596,529
154,483	RenaissanceRe Holdings Ltd.	10,104,733
185,426	The PMI Group, Inc.	6,063,430
389,025	Unum Corp.	9,519,442
111,557	XL Capital Ltd. Class A	8,835,314

		132,368,100

Materials — 6.1%
257,196	Airgas, Inc.	13,279,029
192,227	Albemarle Corp.	8,496,433
462,900	Celanese Corp. Series A	18,043,842
1,075,148	Chemtura Corp.	9,558,066
404,301	Commercial Metals Co.	12,796,127
87,478	Cytec Industries, Inc.	5,982,620
1,442,050	Domtar Corp.*	11,824,810
410,100	International Paper Co.	14,710,287
326,500	Nucor Corp.	19,416,955
150,873	Ternium S.A. ADR	4,737,412

		118,845,581

Media — 0.6%
4,485,471	Charter Communications, Inc. Class A*(a)	11,572,515

Pharmaceuticals, Biotechnology & Life Sciences — 0.9%
616,946	PerkinElmer, Inc.	18,020,993

REIT — 9.0%
600,100	Annaly Capital Management, Inc.	9,559,593
596,928	Apartment Investment & Management Co.	26,939,361
462,722	Brandywine Realty Trust	11,711,494
145,900	Camden Property Trust	9,374,075
921,056	DCT Industrial Trust, Inc.	9,643,456
179,171	Developers Diversified Realty Corp.	10,010,284
567,326	Highwoods Properties, Inc.	20,803,844
524,466	Liberty Property Trust	21,088,778
345,872	Mack-Cali Realty Corp.	14,215,339
512,018	Pennsylvania Real Estate Investment Trust	19,937,981
186,606	Vornado Realty Trust	20,405,366

		173,689,571

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Retailing — 1.5%
347,337	J.C. Penney Co., Inc.	$22,010,746
285,481	Ross Stores, Inc.	7,319,733

		29,330,479

Semiconductors & Semiconductor Equipment — 1.8%
748,605	LSI Corp.*	5,554,649
445,686	National Semiconductor Corp.	12,087,004
438,362	Tessera Technologies, Inc.*	16,438,575

		34,080,228

Software & Services — 1.7%
1,212,650	Activision, Inc.*	26,181,113
1,417,238	BearingPoint, Inc.*	5,739,814

		31,920,927

Technology Hardware & Equipment — 4.9%
948,369	Amphenol Corp. Class A	37,707,152
496,200	Lexmark International, Inc. Class A*	20,607,186
758,100	Seagate Technology	19,392,198
934,277	Xerox Corp.*	16,200,363

		93,906,899

Telecommunication Services — 4.0%
1,794,652	Cincinnati Bell, Inc.*(a)	8,865,581
510,985	Embarq Corp.	28,410,766
242,923	MetroPCS Communications, Inc.*(a)	6,626,939
3,601,473	Qwest Communications International, Inc.*	32,989,493

		76,892,779

Transportation — 3.0%
382,800	J.B. Hunt Transport Services, Inc.	10,067,640
332,775	Landstar System, Inc.	13,966,567
300,737	Norfolk Southern Corp.	15,611,257
392,000	Ryder System, Inc.	19,208,000

		58,853,464

Utilities — 13.5%
354,982	American Electric Power Co., Inc.	16,357,570
337,645	CMS Energy Corp.	5,679,189
67,978	Constellation Energy Group, Inc.	5,831,833
1,117,704	DPL, Inc.	29,350,907
558,497	Edison International	30,968,659
510,001	Entergy Corp.	55,228,008
90,600	Equitable Resources, Inc.	4,699,422
350,770	FirstEnergy Corp.	22,217,772
596,948	PG&E Corp.	28,534,114
952,096	PPL Corp.	44,082,045
56,747	SCANA Corp.	2,198,379
327,144	Wisconsin Energy Corp.	14,731,294

		259,879,192

TOTAL COMMON STOCKS		$1,905,947,009

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.5%
JPMorgan Chase Euro — Time Deposit
$28,442,509	4.897%	10/01/07	$28,442,509

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,934,389,518

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 1.2%
Boston Global Investment Trust — Enhanced Portfolio
23,677,525	5.410%	$23,677,525

TOTAL INVESTMENTS — 101.5%		$1,958,067,043

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(29,651,837)

NET ASSETS — 100.0%		$1,928,415,206

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,803,627,944

Gross unrealized gain	226,038,050
Gross unrealized loss	(71,598,951)

Net unrealized security gain	$154,439,099

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Australia — 2.0%
1,201,253	Alumina Ltd. (Materials)	$7,599,012

Belgium — 4.0%
165,079	InBev NV (Food, Beverage & Tobacco)	14,948,729

Brazil — 3.0%
400,452	Companhia Vale do Rio Doce Preference A Shares ADR (Materials)	11,392,859

France — 8.4%
151,050	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	8,718,305
119,080	Sanofi-Aventis (Pharmaceuticals, Biotechnology & Life Sciences)	10,091,808
145,559	Technip SA (Energy)	12,993,565

		31,803,678

Germany — 17.9%
85,950	Bilfinger & Berger AG (Capital Goods)	6,717,788
123,480	DaimlerChrysler AG (Automobiles & Components)	12,366,156
827,750	Deutsche Telekom AG (Telecommunication Services)	16,253,309
72,349	E.ON AG (Utilities)	13,357,146
101,626	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	12,245,148
85,039	Rheinmetall AG (Capital Goods)	6,746,344

		67,685,891

Hong Kong — 3.3%
777,100	Esprit Holdings Ltd. (Retailing)	12,313,250

India — 2.3%
331,100	Satyam Computer Services Ltd. ADR (Software & Services)	8,572,179

Italy — 5.3%
330,410	Mediobanca SpA(a) (Diversified Financials)	7,225,237
1,510,245	UniCredito Italiano SpA (Banks)	12,928,928

		20,154,165

Japan — 8.3%
300,500	Millea Holdings, Inc. (Insurance)	12,036,833
822,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	7,589,034
1,492	Sumitomo Mitsui Financial Group, Inc. (Banks)	11,575,243

		31,201,110

Netherlands — 2.4%
219,386	TNT NV (Transportation)	9,190,800

Norway — 2.5%
528,240	Prosafe ASA(a) (Energy)	9,441,642

Russia — 4.3%
88,036	LUKOIL ADR London Shares (Energy)	7,278,248
16,213	LUKOIL ADR U.S. Shares (Energy)	1,344,382
16,197	Sberbank RF GDR* (Banks)	7,540,881

		16,163,511

Spain — 6.3%
633,244	Banco Bilbao Vizcaya Argentaria SA (Banks)	14,852,870
327,688	Indra Sistemas SA (Software & Services)	8,853,701

		23,706,571

Sweden — 2.7%
476,171	Tele2 AB Class B (Telecommunication Services)	10,277,816

Switzerland — 6.7%
118,345	Credit Suisse Group (Diversified Financials)	7,865,679
39,094	Nestle SA (Food, Beverage & Tobacco)	17,525,472

		25,391,151

Shares	Description	Value
Common Stocks — (continued)
Taiwan — 3.4%
1,269,090	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	$12,843,191

United Kingdom — 14.6%
129,927	Anglo American PLC (Materials)	8,703,596
1,096,100	Invesco PLC(b) (Diversified Financials)	14,807,210
3,957,757	Old Mutual PLC (Insurance)	12,940,744
790,842	Prudential PLC (Insurance)	12,120,863
383,236	Wolseley PLC (Capital Goods)	6,470,236

		55,042,649

TOTAL COMMON STOCKS		$367,728,204

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.6%
JPMorgan Chase Euro — Time Deposit
$9,809,597	4.897%	10/01/07	$9,809,597

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$377,537,801

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 2.3%
Boston Global Investment Trust — Enhanced Portfolio
8,523,240	5.410%	$8,523,240

TOTAL INVESTMENTS — 102.3%		$386,061,041

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(8,574,318)

NET ASSETS — 100.0%		$377,486,723

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $14,807,210, which represents approximately 3.9% of net assets as of September 30, 2007.

(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

As a % of
Net Assets
Investments Industry Classifications †
Automobiles & Components	3.3%
Banks	12.4
Capital Goods	5.3
Diversified Financials	7.9
Energy	8.3
Food, Beverage & Tobacco	8.6
Insurance	9.8
Materials	9.4
Pharmaceuticals, Biotechnology & Life Sciences	8.2
Retailing	3.3
Semiconductors & Semiconductor Equipment	3.4
Short-term Investments #	4.9
Software & Services	4.6
Telecommunication Services	7.0
Transportation	2.4
Utilities	3.5

TOTAL INVESTMENTS	102.3%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include securities lending collateral.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2007, the following future contracts were open:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Notional Value	Gain

Dow Jones Euro Stoxx 50 Index	62	December 2007	$3,899,717	$167,679
Topix Index	38	December 2007	5,372,568	333,535

TOTAL				$501,214

Tax Information — At September 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$338,550,495

Gross unrealized gain	58,343,782
Gross unrealized loss	(10,833,236)

Net unrealized security gain	$47,510,546

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 96.4%
Automobiles & Components — 2.5%
221,000	Gentex Corp.	$4,738,240
13,166	WABCO Holdings, Inc.	615,510

		5,353,750

Banks — 1.4%
77,910	Commerce Bancorp, Inc.(a)	3,021,350

Capital Goods — 8.0%
42,700	Alliant Techsystems, Inc.*	4,667,110
16,800	First Solar, Inc.*	1,978,032
32,400	Kennametal, Inc.	2,720,952
23,690	Rockwell Automation, Inc.	1,646,692
37,100	Roper Industries, Inc.	2,430,050
42,400	W.W. Grainger, Inc.	3,866,456

		17,309,292

Consumer Durables & Apparel — 7.4%
96,400	Coach, Inc.*	4,556,828
61,110	Fortune Brands, Inc.	4,979,854
91,700	Mattel, Inc.	2,151,282
148,300	Newell Rubbermaid, Inc.	4,274,006

		15,961,970

Consumer Services — 1.3%
61,200	Pinnacle Entertainment, Inc.*	1,666,476
20,750	Weight Watchers International, Inc.	1,194,370

		2,860,846

Diversified Financials — 6.3%
176,000	Discover Financial Services*	3,660,800
28,000	HFF, Inc. Class A*	332,360
41,100	Legg Mason, Inc.	3,464,319
56,300	Moody’s Corp.	2,837,520
101,000	Raymond James Financial, Inc.	3,317,850

		13,612,849

Energy — 9.2%
44,450	Cameron International Corp.*	4,102,290
68,700	Grant Prideco, Inc.*	3,745,524
61,200	Quicksilver Resources, Inc.*	2,879,460
63,800	Smith International, Inc.	4,555,320
70,810	Weatherford International Ltd.*	4,757,016

		20,039,610

Food, Beverage & Tobacco — 0.8%
29,200	Hansen Natural Corp.*	1,655,056

Health Care Equipment & Services — 9.9%
86,190	Charles River Laboratories International, Inc.*	4,839,569
51,605	C.R. Bard, Inc.	4,551,045
59,900	Psychiatric Solutions, Inc.*	2,352,872
122,700	St. Jude Medical, Inc.*	5,407,389
75,720	Thermo Fisher Scientific, Inc.*	4,370,558

		21,521,433

Household & Personal Products — 1.1%
34,900	Chattem, Inc.*	2,461,148

Insurance — 2.7%
44,600	Aon Corp.	1,998,526
50,200	Principal Financial Group, Inc.	3,167,118
35,200	Security Capital Assurance Ltd.	803,968

		5,969,612

Shares	Description	Value
Common Stocks — (continued)
Media — 3.1%
346,000	Entravision Communications Corp. Class A*	$3,190,120
44,300	Lamar Advertising Co. Class A	2,169,371
64,000	National CineMedia, Inc.	1,433,600

		6,793,091

Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
74,500	Amylin Pharmaceuticals, Inc.*	3,725,000
14,000	Millipore Corp.*	1,061,200

		4,786,200

Real Estate — 1.0%
75,700	CB Richard Ellis Group, Inc. Class A*	2,107,488

Retailing — 6.8%
60,900	Advance Auto Parts, Inc.	2,043,804
109,680	Chico’s FAS, Inc.*	1,541,004
42,400	J.C. Penney Co., Inc.	2,686,888
81,600	Netflix, Inc.*(a)	1,690,752
128,770	Urban Outfitters, Inc.*	2,807,186
119,900	Williams-Sonoma, Inc.	3,911,138

		14,680,772

Semiconductors & Semiconductor Equipment — 5.1%
93,800	FormFactor, Inc.*	4,161,906
71,000	Linear Technology Corp.(a)	2,484,290
120,100	Tessera Technologies, Inc.*	4,503,750

		11,149,946

Software & Services — 15.9%
269,566	Activision, Inc.*	5,819,930
22,100	Bankrate, Inc.*(a)	1,019,252
36,110	Cognizant Technology Solutions Corp. Class A*	2,880,494
72,400	Electronic Arts, Inc.*	4,053,676
43,400	Fiserv, Inc.*	2,207,324
109,100	Global Payments, Inc.	4,824,402
143,100	Iron Mountain, Inc.*	4,361,688
8,500	NAVTEQ Corp.*	662,745
52,600	Salesforce.com, Inc.*	2,699,432
66,100	The Knot, Inc.*	1,405,286
223,200	Western Union Co.	4,680,504

		34,614,733

Technology Hardware & Equipment — 4.3%
137,320	Amphenol Corp. Class A	5,459,843
111,511	Cogent, Inc.*(a)	1,748,493
80,400	Network Appliance, Inc.*	2,163,564

		9,371,900

Telecommunication Services — 6.7%
60,700	American Tower Corp. Class A*	2,642,878
61,300	Clearwire Corp. Class A*(a)	1,498,172
99,200	Crown Castle International Corp.*	4,030,496
16,200	Leap Wireless International, Inc.*	1,318,194
86,800	MetroPCS Communications, Inc.*	2,367,904
75,900	NeuStar, Inc. Class A*(a)	2,602,611

		14,460,255

Transportation — 0.7%
29,300	C.H. Robinson Worldwide, Inc.	1,590,697

TOTAL COMMON STOCKS		$209,321,998

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 3.9%
JPMorgan Chase Euro — Time Deposit
$8,493,291	4.897%	10/01/07	$8,493,291

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$217,815,289

Shares	Interest Rate	Value
Securities Lending Collateral(b) — 3.7%
Boston Global Investment Trust — Enhanced Portfolio
8,032,650	5.410%	$8,032,650

TOTAL INVESTMENTS — 104.0%		$225,847,939

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(8,595,464)

NET ASSETS — 100.0%		$217,252,475

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gain and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$200,453,721

Gross unrealized gain	32,126,578
Gross unrealized loss	(6,732,360)

Net unrealized security gain	$25,394,218

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Automobiles & Components — 0.6%
60,081	Ford Motor Co.*	$510,088
16,700	General Motors Corp.	612,890
7,600	Harley-Davidson, Inc.	351,196
5,800	Johnson Controls, Inc.	685,038
6,200	The Goodyear Tire & Rubber Co.*	188,542

		2,347,754

Banks — 4.6%
15,700	BB&T Corp.	634,123
4,450	Comerica, Inc.	228,196
5,400	Commerce Bancorp, Inc.	209,412
17,498	Countrywide Financial Corp.	332,637
28,300	Fannie Mae	1,720,923
16,105	Fifth Third Bancorp	545,637
3,400	First Horizon National Corp.	90,644
19,100	Freddie Mac	1,127,091
14,300	Hudson City Bancorp, Inc.	219,934
10,949	Huntington Bancshares, Inc.	185,914
11,600	KeyCorp	375,028
2,200	M&T Bank Corp.	227,590
7,600	Marshall & Ilsley Corp.	332,652
2,600	MGIC Investment Corp.	84,006
18,100	National City Corp.	454,129
10,073	PNC Financial Services Group, Inc.	685,971
20,425	Regions Financial Corp.	602,129
10,585	Sovereign Bancorp, Inc.	180,368
10,300	SunTrust Banks, Inc.	779,401
9,300	Synovus Financial Corp.	260,865
50,734	U.S. Bancorp	1,650,377
55,691	Wachovia Corp.	2,792,904
25,740	Washington Mutual, Inc.	908,880
97,160	Wells Fargo & Co.	3,460,839
3,100	Zions Bancorp	212,877

		18,302,527

Capital Goods — 9.1%
20,900	3M Co.	1,955,822
5,100	American Standard Companies, Inc.	181,662
18,700	Caterpillar, Inc.	1,466,641
5,300	Cooper Industries Ltd. Class A	270,777
3,000	Cummins, Inc.	383,670
7,000	Danaher Corp.	578,970
6,400	Deere & Co.	949,888
6,000	Dover Corp.	305,700
4,300	Eaton Corp.	425,872
23,200	Emerson Electric Co.	1,234,704
2,500	Fluor Corp.	359,950
11,700	General Dynamics Corp.	988,299
297,700	General Electric Co.	12,324,780
3,700	Goodrich Corp.	252,451
21,675	Honeywell International, Inc.	1,289,012
11,900	Illinois Tool Works, Inc.	709,716
8,200	Ingersoll-Rand Co., Ltd. Class A	446,654
5,300	ITT Corp.	360,029
3,600	L-3 Communications Holdings, Inc.	367,704
9,982	Lockheed Martin Corp.	1,082,947
11,000	Masco Corp.	254,870
10,092	Northrop Grumman Corp.	787,176
7,295	PACCAR, Inc.	621,899
3,500	Pall Corp.	136,150
3,375	Parker Hannifin Corp.	377,426

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
4,000	Precision Castparts Corp.	$591,920
12,800	Raytheon Co.	816,896
4,600	Rockwell Automation, Inc.	319,746
4,900	Rockwell Collins, Inc.	357,896
3,000	Terex Corp.*	267,060
7,400	Textron, Inc.	460,354
22,938	The Boeing Co.	2,408,261
14,484	Tyco International Ltd.	642,221
29,000	United Technologies Corp.	2,333,920
2,100	W.W. Grainger, Inc.	191,499

		36,502,542

Commercial Services & Supplies — 0.5%
7,600	Allied Waste Industries, Inc.*	96,900
3,000	Avery Dennison Corp.	171,060
3,800	Cintas Corp.	140,980
4,100	Equifax, Inc.	156,292
4,000	Monster Worldwide, Inc.*	136,240
6,300	Pitney Bowes, Inc.	286,146
6,300	R.R. Donnelley & Sons Co.	230,328
4,700	Robert Half International, Inc.	140,342
14,935	Waste Management, Inc.	563,647

		1,921,935

Consumer Durables & Apparel — 1.0%
1,900	Black & Decker Corp.	158,270
2,700	Brunswick Corp.	61,722
3,600	Centex Corp.	95,652
10,800	Coach, Inc.*	510,516
8,200	D.R. Horton, Inc.	105,042
8,300	Eastman Kodak Co.	222,108
4,400	Fortune Brands, Inc.	358,556
1,900	Harman International Industries, Inc.	164,388
4,750	Hasbro, Inc.	132,430
3,200	Jones Apparel Group, Inc.	67,616
2,400	KB HOME	60,144
5,200	Leggett & Platt, Inc.	99,632
4,000	Lennar Corp. Class A	90,600
3,200	Liz Claiborne, Inc.	109,856
11,512	Mattel, Inc.	270,072
7,833	Newell Rubbermaid, Inc.	225,747
11,000	NIKE, Inc. Class B	645,260
1,800	Polo Ralph Lauren Corp.	139,950
5,900	Pulte Homes, Inc.	80,299
1,700	Snap-On, Inc.	84,218
2,400	The Stanley Works	134,712
2,500	VF Corp.	201,875
2,259	Whirlpool Corp.	201,277

		4,219,942

Consumer Services — 1.7%
4,000	Apollo Group, Inc. Class A*	240,600
12,800	Carnival Corp.	619,904
4,200	Darden Restaurants, Inc.	175,812
9,300	H&R Block, Inc.	196,974
5,500	Harrah’s Entertainment, Inc.	478,115
11,400	Hilton Hotels Corp.	529,986
9,800	International Game Technology	422,380
9,600	Marriott International, Inc. Class A	417,312
34,565	McDonald’s Corp.	1,882,756
21,700	Starbucks Corp.*	568,540
6,300	Starwood Hotels & Resorts Worldwide, Inc.	382,725
2,500	Wendy’s International, Inc.	87,275
5,226	Wyndham Worldwide Corp.	171,204
15,340	Yum! Brands, Inc.	518,952

		6,692,535

Diversified Financials — 9.2%
5,300	American Capital Strategies Ltd.	226,469
34,600	American Express Co.	2,054,202
6,780	Ameriprise Financial, Inc.	427,886

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
128,828	Bank of America Corp.	$6,476,183
32,815	Bank Of New York Mellon Corp.	1,448,454
3,452	Bear Stearns Companies, Inc.	423,940
11,973	Capital One Financial Corp.	795,366
5,700	CIT Group, Inc.	229,140
144,740	Citigroup, Inc.	6,755,016
1,491	CME Group, Inc.	875,739
13,517	Discover Financial Services*	281,154
12,000	E*Trade Financial Corp.*	156,720
2,400	Federated Investors, Inc. Class B	95,280
4,830	Franklin Resources, Inc.	615,825
2,000	IntercontinentalExchange, Inc.*	303,800
4,300	Janus Capital Group, Inc.	121,604
98,425	JPMorgan Chase & Co.	4,509,833
3,900	Legg Mason, Inc.	328,731
15,600	Lehman Brothers Holdings, Inc.	962,988
4,600	Leucadia National Corp.	221,812
25,300	Merrill Lynch & Co., Inc.	1,803,384
6,600	Moody’s Corp.	332,640
30,734	Morgan Stanley	1,936,242
5,500	Northern Trust Corp.	364,485
11,871	SLM Corp.	589,633
11,600	State Street Corp.	790,656
7,700	T. Rowe Price Group, Inc.	428,813
27,200	The Charles Schwab Corp.	587,520
11,800	The Goldman Sachs Group, Inc.	2,557,532

		36,701,047

Energy — 11.4%
13,458	Anadarko Petroleum Corp.	723,367
9,700	Apache Corp.	873,582
9,280	Baker Hughes, Inc.	838,634
8,300	BJ Services Co.	220,365
12,000	Chesapeake Energy Corp.	423,120
61,853	Chevron Corp.	5,788,204
47,441	ConocoPhillips	4,163,896
5,200	Consol Energy, Inc.	242,320
13,000	Devon Energy Corp.	1,081,600
20,530	El Paso Corp.	348,394
4,400	ENSCO International, Inc.	246,840
7,100	EOG Resources, Inc.	513,543
161,160	Exxon Mobil Corp.	14,916,970
25,744	Halliburton Co.	988,570
7,900	Hess Corp.	525,587
19,812	Marathon Oil Corp.	1,129,680
5,400	Murphy Oil Corp.	377,406
8,000	Nabors Industries Ltd.*	246,160
5,200	National Oilwell Varco, Inc.*	751,400
7,700	Noble Corp.	377,685
24,200	Occidental Petroleum Corp.	1,550,736
7,700	Peabody Energy Corp.	368,599
3,100	Rowan Companies, Inc.	113,398
34,600	Schlumberger Ltd.	3,633,000
5,700	Smith International, Inc.	406,980
18,506	Spectra Energy Corp.	453,027
3,500	Sunoco, Inc.	247,730
3,900	Tesoro Corp.	179,478
17,400	The Williams Companies, Inc.	592,644
8,427	Transocean, Inc.*	952,672
16,000	Valero Energy Corp.	1,074,880
9,900	Weatherford International Ltd.*	665,082
11,000	XTO Energy, Inc.	680,240

		45,695,789

Food & Staples Retailing — 2.2%
12,612	Costco Wholesale Corp.	773,998
42,913	CVS/Caremark Corp.	1,700,642
12,800	Safeway, Inc.	423,808
5,973	SUPERVALU, Inc.	233,007

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — (continued)
18,100	Sysco Corp.	$644,179
20,400	The Kroger Co.	581,808
29,100	Walgreen Co.	1,374,684
69,600	Wal-Mart Stores, Inc.	3,038,040
4,100	Whole Foods Market, Inc.	200,736

		8,970,902

Food, Beverage & Tobacco — 4.8%
61,000	Altria Group, Inc.	4,241,330
22,000	Anheuser-Busch Companies, Inc.	1,099,780
19,049	Archer-Daniels-Midland Co.	630,141
2,200	Brown-Forman Corp. Class B	164,802
6,500	Campbell Soup Co.	240,500
7,900	Coca-Cola Enterprises, Inc.	191,338
14,600	ConAgra Foods, Inc.	381,498
5,600	Constellation Brands, Inc. Class A*	135,576
3,700	Dean Foods Co.	94,646
9,500	General Mills, Inc.	551,095
9,500	H.J. Heinz Co.	438,900
7,400	Kellogg Co.	414,400
45,619	Kraft Foods, Inc.	1,574,312
3,800	McCormick & Co., Inc.	136,686
1,900	Molson Coors Brewing Co. Class B	189,373
3,900	Pepsi Bottling Group, Inc.	144,963
47,210	PepsiCo., Inc.	3,458,605
5,000	Reynolds American, Inc.	317,950
21,100	Sara Lee Corp.	352,159
57,700	The Coca-Cola Co.	3,316,019
5,000	The Hershey Co.	232,050
7,500	Tyson Foods, Inc. Class A	133,875
4,800	UST, Inc.	238,080
6,350	Wm. Wrigley Jr. Co.	407,860

		19,085,938

Health Care Equipment & Services — 3.9%
15,092	Aetna, Inc.	819,043
5,300	AmerisourceBergen Corp.	240,249
1,600	Bausch & Lomb, Inc.	102,400
18,900	Baxter International, Inc.	1,063,692
7,200	Becton, Dickinson and Co.	590,760
38,306	Boston Scientific Corp.*	534,369
2,900	C.R. Bard, Inc.	255,751
10,500	Cardinal Health, Inc.	656,565
8,300	CIGNA Corp.	442,307
4,400	Coventry Health Care, Inc.*	273,724
14,484	Covidien Ltd.*	601,086
7,600	Express Scripts, Inc.*	424,232
4,590	Hospira, Inc.*	190,255
5,000	Humana, Inc.*	349,400
5,900	IMS Health, Inc.	180,776
3,400	Laboratory Corp. of America Holdings*	265,982
2,000	Manor Care, Inc.	128,800
8,614	McKesson Corp.	506,417
7,800	Medco Health Solutions, Inc.*	705,042
32,800	Medtronic, Inc.	1,850,248
4,200	Patterson Cos., Inc.*	162,162
4,700	Quest Diagnostics, Inc.	271,519
9,900	St. Jude Medical, Inc.*	436,293
6,800	Stryker Corp.	467,568
13,250	Tenet Healthcare Corp.*	44,520
38,400	UnitedHealth Group, Inc.	1,859,712
3,800	Varian Medical Systems, Inc.*	159,182
17,500	WellPoint, Inc.*	1,381,100
6,870	Zimmer Holdings, Inc.*	556,401

		15,519,555

Household & Personal Products — 2.3%
12,700	Avon Products, Inc.	476,631
3,900	Clorox Co.	237,861
14,900	Colgate-Palmolive Co.	1,062,668

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household & Personal Products — (continued)
12,340	Kimberly-Clark Corp.	$867,008
90,778	Procter & Gamble Co.	6,385,325
3,300	The Estee Lauder Companies, Inc. Class A	140,118

		9,169,611

Insurance — 4.4%
9,500	ACE Ltd.	575,415
14,300	Aflac, Inc.	815,672
2,900	AMBAC Financial Group, Inc.	182,439
74,579	American International Group, Inc.	5,045,269
8,350	Aon Corp.	374,164
2,800	Assurant, Inc.	149,800
4,868	Cincinnati Financial Corp.	210,833
12,400	Genworth Financial, Inc.	381,052
9,300	Hartford Financial Services Group, Inc.	860,715
7,960	Lincoln National Corp.	525,121
13,000	Loews Corp.	628,550
15,900	Marsh & McLennan Companies, Inc.	405,450
3,750	MBIA, Inc.	228,938
21,500	MetLife, Inc.	1,499,195
7,900	Principal Financial Group, Inc.	498,411
13,500	Prudential Financial, Inc.	1,317,330
3,000	SAFECO Corp.	183,660
16,838	The Allstate Corp.	962,965
11,300	The Chubb Corp.	606,132
21,600	The Progressive Corp.	419,256
19,390	The Travelers Companies, Inc.	976,093
2,800	Torchmark Corp.	174,496
10,218	Unum Group	250,034
5,500	XL Capital Ltd. Class A	435,600

		17,706,590

Materials — 3.1%
6,200	Air Products & Chemicals, Inc.	606,112
25,308	Alcoa, Inc.	990,049
2,951	Allegheny Technologies, Inc.	324,462
1,500	Ashland, Inc.	90,315
2,900	Ball Corp.	155,875
2,800	Bemis Co., Inc.	81,508
27,000	E.I. du Pont de Nemours & Co.	1,338,120
2,400	Eastman Chemical Co.	160,152
5,200	Ecolab, Inc.	245,440
10,855	Freeport-McMoRan Copper & Gold, Inc.	1,138,581
3,500	Hercules, Inc.	73,570
2,200	International Flavors & Fragrances, Inc.	116,292
12,540	International Paper Co.	449,810
5,298	MeadWestvaco Corp.	156,450
15,754	Monsanto Co.	1,350,748
13,011	Newmont Mining Corp.	581,982
8,200	Nucor Corp.	487,654
3,900	Pactiv Corp.*	111,774
4,700	PPG Industries, Inc.	355,085
9,300	Praxair, Inc.	778,968
4,075	Rohm & Haas Co.	226,855
4,716	Sealed Air Corp.	120,541
3,800	Sigma-Aldrich Corp.	185,212
3,100	Temple-Inland, Inc.	163,153
27,577	The Dow Chemical Co.	1,187,466
3,420	United States Steel Corp.	362,315
2,700	Vulcan Materials Co.	240,705
6,392	Weyerhaeuser Co.	462,141

		12,541,335

Media — 3.0%
19,664	CBS Corp. Class B	619,416
14,600	Clear Channel Communications, Inc.	546,624
89,517	Comcast Corp. Class A*	2,164,521
1,900	Dow Jones & Co., Inc.	113,430
2,500	E.W. Scripps Co. Class A	105,000
6,900	Gannett Co., Inc.	301,530

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
13,971	Interpublic Group of Cos., Inc.*	$145,019
1,100	Meredith Corp.	63,030
4,200	New York Times Co. Class A(a)	82,992
67,900	News Corp. Class A	1,493,121
9,500	Omnicom Group, Inc.	456,855
22,200	The DIRECTV Group, Inc.*	539,016
9,900	The McGraw-Hill Companies, Inc.	504,009
56,329	The Walt Disney Co.	1,937,155
108,198	Time Warner, Inc.	1,986,515
2,379	Tribune Co.	64,994
20,264	Viacom, Inc. Class B*	789,688

		11,912,915

Pharmaceuticals, Biotechnology & Life Sciences — 7.5%
44,900	Abbott Laboratories	2,407,538
8,900	Allergan, Inc.	573,783
31,708	Amgen, Inc.*	1,793,722
5,200	Applera Corporation — Applied Biosystems Group	180,128
3,100	Barr Pharmaceuticals, Inc.*	176,421
8,285	Biogen Idec, Inc.*	549,544
56,900	Bristol-Myers Squibb Co.	1,639,858
11,000	Celgene Corp.*	784,410
28,700	Eli Lilly & Co.	1,633,891
9,400	Forest Laboratories, Inc.*	350,526
7,600	Genzyme Corp.*	470,896
27,300	Gilead Sciences, Inc.*	1,115,751
84,060	Johnson & Johnson	5,522,742
6,966	King Pharmaceuticals, Inc.*	81,641
63,200	Merck & Co., Inc.	3,266,808
1,500	Millipore Corp.*	113,700
7,500	Mylan Laboratories, Inc.	119,700
3,300	PerkinElmer, Inc.	96,393
201,484	Pfizer, Inc.	4,922,254
46,900	Schering-Plough Corp.	1,483,447
12,300	Thermo Fisher Scientific, Inc.*	709,956
2,900	Waters Corp.*	194,068
2,900	Watson Pharmaceuticals, Inc.*	93,960
39,200	Wyeth	1,746,360

		30,027,497

Real Estate — 1.2%
2,700	Apartment Investment & Management Co. (REIT)	121,851
6,500	Archstone-Smith Trust (REIT)	390,910
2,300	Avalonbay Communities, Inc. (REIT)	271,538
3,500	Boston Properties, Inc. (REIT)	363,650
5,300	CB Richard Ellis Group, Inc. Class A*	147,552
3,700	Developers Diversified Realty Corp. (REIT)	206,719
8,400	Equity Residential (REIT)	355,824
7,000	General Growth Properties, Inc. (REIT)	375,340
15,200	Host Hotels & Resorts, Inc. (REIT)	341,088
7,200	Kimco Realty Corp. (REIT)	325,512
5,200	Plum Creek Timber Co., Inc. (REIT)	232,752
7,500	ProLogis (REIT)	497,625
3,500	Public Storage, Inc. (REIT)	275,275
6,400	Simon Property Group, Inc. (REIT)	640,000
3,800	Vornado Realty Trust (REIT)	415,530

		4,961,166

Retailing — 2.8%
2,600	Abercrombie & Fitch Co.	209,820
8,800	Amazon.com, Inc.*	819,720
3,972	AutoNation, Inc.*	70,384
1,400	AutoZone, Inc.*	162,596
8,000	Bed Bath & Beyond, Inc.*	272,960
11,950	Best Buy Co., Inc.	549,939
2,900	Big Lots, Inc.*	86,536
4,000	Circuit City Stores, Inc.	31,640
1,800	Dillards, Inc. Class A	39,294
4,100	Family Dollar Stores, Inc.	108,896
5,050	Genuine Parts Co.	252,500

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
5,300	IAC/InterActiveCorp*	$157,251
6,500	J.C. Penney Co., Inc.	411,905
9,400	Kohl’s Corp.*	538,902
10,000	Limited Brands, Inc.	228,900
42,700	Lowe’s Companies, Inc.	1,196,454
12,334	Macy’s, Inc.	398,635
5,600	Nordstrom, Inc.	262,584
7,800	Office Depot, Inc.*	160,836
2,000	OfficeMax, Inc.	68,540
3,700	RadioShack Corp.	76,442
2,200	Sears Holdings Corp.*	279,840
21,100	Staples, Inc.	453,439
24,800	Target Corp.	1,576,536
15,050	The Gap, Inc.	277,522
49,873	The Home Depot, Inc.	1,617,880
3,200	The Sherwin-Williams Co.	210,272
13,100	The TJX Companies, Inc.	380,817
4,100	Tiffany & Co.	214,635

		11,115,675

Semiconductors & Semiconductor Equipment — 2.7%
15,900	Advanced Micro Devices, Inc.* (a)	209,880
10,200	Altera Corp.	245,616
9,400	Analog Devices, Inc.	339,904
40,100	Applied Materials, Inc.	830,070
13,550	Broadcom Corp. Class A*	493,762
169,800	Intel Corp.	4,391,028
5,600	KLA-Tencor Corp.	312,368
6,300	Linear Technology Corp.	220,437
21,000	LSI Logic Corp.*	155,820
500	Maxim Integrated Products, Inc.	14,675
6,500	MEMC Electronic Materials, Inc.*	382,590
6,300	Microchip Technology, Inc.	228,816
22,600	Micron Technology, Inc.*	250,860
7,100	National Semiconductor Corp.	192,552
3,900	Novellus Systems, Inc.*	106,314
16,050	NVIDIA Corp.*	581,652
5,000	Teradyne, Inc.*	69,000
41,700	Texas Instruments, Inc.	1,525,803
8,700	Xilinx, Inc.	227,418

		10,778,565

Software & Services — 5.6%
17,100	Adobe Systems, Inc.*	746,586
2,900	Affiliated Computer Services, Inc. Class A*	145,696
4,900	Akamai Technologies, Inc.*	140,777
6,700	Autodesk, Inc.*	334,799
15,300	Automatic Data Processing, Inc.	702,729
5,700	BMC Software, Inc.*	178,011
11,904	CA, Inc.	306,171
5,100	Citrix Systems, Inc.*	205,632
4,200	Cognizant Technology Solutions Corp. Class A*	335,034
5,000	Computer Sciences Corp.*	279,500
9,400	Compuware Corp.*	75,388
4,000	Convergys Corp.*	69,440
33,100	eBay, Inc.*	1,291,562
8,900	Electronic Arts, Inc.*	498,311
15,000	Electronic Data Systems Corp.	327,600
4,700	Fidelity National Information Services, Inc.	208,539
4,750	Fiserv, Inc.*	241,585
6,690	Google, Inc. Class A*	3,795,036
9,900	Intuit, Inc.*	299,970
234,600	Microsoft Corp.	6,911,316
9,600	Novell, Inc.*	73,344
115,320	Oracle Corp.*	2,496,678
9,950	Paychex, Inc.	407,950
25,918	Symantec Corp.*	502,291
22,749	The Western Union Co.	477,047
10,000	Unisys Corp.*	66,200

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
7,200	VeriSign, Inc.*	$242,928
38,900	Yahoo!, Inc.*	1,044,076

		22,404,196

Technology Hardware & Equipment — 7.6%
11,524	Agilent Technologies, Inc.*	425,005
25,300	Apple, Inc.*	3,884,562
12,931	Avaya, Inc.*	219,310
2,385	Ciena Corp.*	90,821
177,200	Cisco Systems, Inc.*	5,867,092
45,600	Corning, Inc.	1,124,040
66,300	Dell, Inc.*	1,829,880
61,300	EMC Corp.*	1,275,040
74,898	Hewlett-Packard Co.	3,729,171
39,600	International Business Machines Corp.	4,664,880
5,000	Jabil Circuit, Inc.	114,200
6,125	JDS Uniphase Corp.*	91,630
15,100	Juniper Networks, Inc.*	552,811
2,800	Lexmark International, Inc. Class A*	116,284
4,325	Molex, Inc.	116,472
67,235	Motorola, Inc.	1,245,865
5,300	NCR Corp.*	263,940
10,900	Network Appliance, Inc.*	293,319
4,400	QLogic Corp.*	59,180
48,500	QUALCOMM, Inc.	2,049,610
6,600	SanDisk Corp.*	363,660
24,500	Solectron Corp.*	95,550
104,200	Sun Microsystems, Inc.*	584,562
2,200	Tektronix, Inc.	61,028
12,400	Tellabs, Inc.*	118,048
14,384	Tyco Electronics Ltd.	509,625
27,200	Xerox Corp.*	471,648

		30,217,233

Telecommunication Services — 3.7%
10,100	ALLTEL Corp.	703,768
177,437	AT&T, Inc.	7,507,360
3,300	CenturyTel, Inc.	152,526
9,900	Citizens Communications Co.	141,768
4,340	Embarq Corp.	241,304
45,663	Qwest Communications International, Inc.*	418,273
82,310	Sprint Nextel Corp.	1,563,890
84,130	Verizon Communications, Inc.	3,725,276
13,681	Windstream Corp.	193,176

		14,647,341

Transportation — 1.7%
8,652	Burlington Northern Santa Fe Corp.	702,283
5,000	C.H. Robinson Worldwide, Inc.	271,450
12,600	CSX Corp.	538,398
9,000	FedEx Corp.	942,750
11,300	Norfolk Southern Corp.	586,583
1,700	Ryder System, Inc.	83,300
22,918	Southwest Airlines Co.	339,186
7,900	Union Pacific Corp.	893,174
30,700	United Parcel Service, Inc. Class B	2,305,570

		6,662,694

Utilities — 3.4%
19,500	AES Corp.*	390,780
4,700	Allegheny Energy, Inc.*	245,622
5,900	Ameren Corp.	309,750
11,440	American Electric Power Co., Inc.	527,155
9,698	CenterPoint Energy, Inc.	155,459
6,400	CMS Energy Corp.	107,648
7,900	Consolidated Edison, Inc.	365,770
5,150	Constellation Energy Group, Inc.	441,819
8,384	Dominion Resources, Inc.	706,771
5,000	DTE Energy Co.	242,200
36,813	Duke Energy Corp.	688,035
11,397	Dynegy, Inc. Class A*	105,308

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
9,600	Edison International	$532,320
5,700	Entergy Corp.	617,253
19,600	Exelon Corp.	1,477,056
8,800	FirstEnergy Corp.	557,392
11,700	FPL Group, Inc.	712,296
2,331	Integrys Energy Group, Inc.	119,417
1,400	Nicor, Inc.	60,060
7,600	NiSource, Inc.	145,464
10,300	PG&E Corp.	492,340
3,000	Pinnacle West Capital Corp.	118,530
11,200	PPL Corp.	518,560
7,477	Progress Energy, Inc.	350,297
7,400	Public Service Enterprise Group, Inc.	651,126
4,900	Questar Corp.	257,397
7,513	Sempra Energy	436,656
22,100	Southern Co.	801,788
6,200	TECO Energy, Inc.	101,866
13,380	TXU Corp.	916,129
11,810	Xcel Energy, Inc.	254,387

		13,406,651

TOTAL COMMON STOCKS		$391,511,935

		Expiration
Units	Description	Month	Value
Warrant* — 0.0%
1,845	Raytheon Co. (Capital Goods)	06/11	$50,959

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Government Obligation — 0.1%
United States Treasury Bill
$550,000	4.194%	12/06/07	$546,291

Short-Term Obligation — 1.7%
JPMorgan Chase Euro — Time Deposit
$6,473,401	4.897%	10/01/07	$6,473,401

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$398,582,586

Shares	Interest Rate	Value
Securities Lending Collateral(b) — 0.1%
Boston Global Investment Trust — Enhanced Portfolio
283,275	5.410%	$283,275

TOTAL INVESTMENTS — 99.9%		$398,865,861

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		493,856

NET ASSETS — 100.0%		$399,359,717

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

(b)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2007, the following future contracts were open:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Notional Value	Gain

S & P 500 Index	111	December 2007	$8,535,900	$266,150

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$297,436,634

Gross unrealized gain	109,626,327
Gross unrealized loss	(8,197,100)

Net unrealized security gain	$101,429,227

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 20.4%
Banks — 5.1%
ANZ Capital Trust(a)
$500,000	4.484%	12/31/49	$486,740
Asian Development Bank
5,000,000	1.000	10/01/15	3,646,635
Greater Bay Bancorp Series B
500,000	5.250	03/31/08	499,712
ING Capital Funding Trust III(b)
250,000	8.439	12/29/49	269,685
JPMorgan Chase Bank NA
400,000	6.000	10/01/17	397,654
MUFG Capital Finance 1 Ltd.(b)
525,000	6.346	07/29/49	496,799
Nordea Bank Sweden AB(a)(b)
2,100,000	8.950	11/29/49	2,247,951
Popular North America, Inc.
1,425,000	5.650	04/15/09	1,421,351
Resona Bank Ltd.(a)(b)
1,250,000	5.850	09/29/49	1,175,614
Resona Preferred Global Securities Cayman Ltd.(a)(b)
325,000	7.191	12/29/49	326,144
Royal Bank of Scotland Group PLC ADR
400,000	9.118	12/31/49	428,304
Tokai Preferred Capital Co. LLC(a)(b)
1,250,000	9.980	12/29/49	1,294,491
VTB Capital SA (Vneshtorgbank)(a)(b)
980,000	5.956	08/01/08	970,200

			13,661,280

Brokerage — 1.0%
Bear Stearns Companies, Inc.
500,000	6.400	10/02/17	496,846
Lehman Brothers Holdings, Inc.
550,000	6.200	09/26/14	556,678
450,000	6.500	07/19/17	454,595
Lehman Brothers Holdings Capital Trust V(b)
250,000	5.857	11/29/49	238,179
Merrill Lynch & Co., Inc.
325,000	6.400	08/28/17	335,332
Morgan Stanley
650,000	5.750	08/31/12	657,684

			2,739,314

Electric — 2.5%
Arizona Public Service Co.
475,000	6.375	10/15/11	486,899
350,000	6.250	08/01/16	351,689
CenterPoint Energy, Inc. Series B
1,000,000	7.250	09/01/10	1,050,856
Commonwealth Edison Co.
250,000	5.875	02/01/33	231,154
275,000	5.900	03/15/36	254,249
MidAmerican Energy Holdings Co.
1,250,000	7.520	09/15/08	1,281,056
750,000	6.125	04/01/36	727,508
Pacific Gas & Electric Co.
1,800,000	6.050	03/01/34	1,757,236
Progress Energy, Inc.
200,000	5.625	01/15/16	194,798
350,000	7.000	10/30/31	369,624

			6,705,069

Energy — 0.5%
Canadian Natural Resources Ltd.
225,000	5.700	05/15/17	218,542
50,000	5.850	02/01/35	45,781
400,000	6.500	02/15/37	398,708
75,000	6.250	03/15/38	72,101
Kerr McGee Corp.
550,000	6.950	07/01/24	573,008

			1,308,140

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Entertainment — 0.5%
Time Warner Cable, Inc.(a)
$1,000,000	5.400	07/02/12	$986,693
Time Warner Entertainment Co. LP
225,000	8.375	03/15/23	261,304

			1,247,997

Environmental — 0.3%
Waste Management, Inc.
750,000	7.375	08/01/10	794,517

Financial Companies — 3.0%
American General Finance Corp.
275,000	5.900	09/15/12	276,438
Farmer Mac Guaranteed Notes Trust Series 2006-2(a)
4,400,000	5.500	07/15/11	4,533,641
GATX Financial Corp.
1,000,000	8.875	06/01/09	1,061,205
PHH Corp.
1,225,000	6.000	03/01/08	1,229,007
Residential Capital LLC
1,000,000	7.125	11/21/08	895,000
100,000	7.500	04/17/13	80,750

			8,076,041

Food & Beverage — 0.1%
Kraft Foods, Inc.
275,000	6.500	08/11/17	284,707

Life Insurance — 0.2%
American International Group, Inc.
225,000	6.250	03/15/37	211,115
Phoenix Life Insurance Co.(a)
450,000	7.150	12/15/34	468,196

			679,311

Manufacturing — 0.1%
Tyco Electronics Group SA(a)
225,000	6.000	10/01/12	227,200

Media — 1.0%
Comcast Corp.
625,000	6.450	03/15/37	615,733
Cox Communications, Inc.
1,750,000	4.625	01/15/10	1,724,915
Viacom, Inc.
300,000	5.750	04/30/11	301,219

			2,641,867

Pipelines — 1.1%
Boardwalk Pipelines LP
575,000	5.875	11/15/16	566,922
Energy Transfer Partners LP
275,000	5.650	08/01/12	271,311
725,000	5.950	02/01/15	702,908
Enterprise Products Operating LP Series B
450,000	5.600	10/15/14	437,848
325,000	5.000	03/01/15	303,417
ONEOK Partners LP
325,000	6.650	10/01/36	319,505
300,000	6.850	10/15/37	303,661

			2,905,572

Property/Casualty Insurance — 1.7%
AON Capital Trust A
500,000	8.205	01/01/27	518,182
Arch Capital Group Ltd.
475,000	7.350	05/01/34	498,797
Aspen Insurance Holdings Ltd.
350,000	6.000	08/15/14	334,878
Chubb Corp.(b)
525,000	6.375	03/29/37	519,387
Endurance Specialty Holdings Ltd.
375,000	6.150	10/15/15	359,358
Marsh & McClennan Companies, Inc.
600,000	5.150	09/15/10	600,883

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
Swiss Reinsurance Capital I LP(a)(b)
$600,000	6.854%	12/31/49	$604,801
White Mountains Reinsurance Group Ltd.(a)
600,000	6.375	03/20/17	591,732
ZFS Finance USA Trust(a)(b)
675,000	5.875	05/09/32	652,502

			4,680,520

REITs — 0.6%
Highwoods Properties, Inc.
425,000	5.850	03/15/17	402,744
iStar Financial, Inc. Series B
1,300,000	5.700	03/01/14	1,194,136

			1,596,880

Retailers — 0.2%
CVS/Caremark Corp.
525,000	5.750	06/01/17	512,427

Tobacco — 0.1%
Altria Group, Inc.
125,000	7.750	01/15/27	153,325

Wireless Telecommunications — 1.3%
America Movil SA De CV
1,000,000	5.500	03/01/14	983,720
New Cingular Wireless Services, Inc.
675,000	7.875	03/01/11	728,157
500,000	8.750	03/01/31	628,349
Nextel Communications, Inc. Series E
900,000	6.875	10/31/13	909,000
Sprint Capital Corp.
25,000	6.875	11/15/28	24,164
Telecom Italia Capital SA
300,000	4.875	10/01/10	296,549

			3,569,939

Wirelines Telecommunications — 1.1%
Deutsche Telekom International Finance BV
700,000	8.250	06/15/30	857,312
GTE Corp.
750,000	7.510	04/01/09	770,616
Telecom Italia Capital SA
225,000	4.000	01/15/10	218,783
800,000	4.950	09/30/14	755,770
Telefonica Europe BV
300,000	7.750	09/15/10	320,319

			2,922,800

TOTAL CORPORATE BONDS			$54,706,906

Mortgage-Backed Obligations — 67.8%
Adjustable Rate FHLMC(b) — 2.1%
2,229,949	4.846	09/01/35	2,207,830
3,430,239	4.740	10/01/35	3,341,163

			5,548,993
Adjustable Rate FNMA(b) — 3.9%
1,696,632	4.446	05/01/33	1,694,803
1,380,341	3.846	10/01/33	1,379,598
2,301,434	4.564	05/01/35	2,319,045
2,704,919	5.366	09/01/35	2,724,323
2,359,492	5.087	12/01/35	2,348,534

			10,466,303

Adjustable Rate Non-Agency(b) — 26.1%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
44,212	4.991	04/25/35	43,731
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
3,000,000	5.353	09/10/47	2,954,404
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
76,915	4.453	04/25/34	76,002

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-3, Class 2A1
$127,624	5.081%	06/25/35	$126,106
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1
2,941,301	6.355	09/25/47	2,924,407
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
2,207,906	5.351	08/25/36	2,148,149
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
2,722,319	4.140	02/25/37	2,693,190
Countrywide Alternative Loan Trust Series 2005-38, Class A1
396,514	6.483	09/25/35	394,245
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
901,563	5.876	11/20/35	879,740
Countrywide Alternative Loan Trust Series 2006-OA10, Class 4A1
2,158,391	5.321	08/25/46	2,102,711
Countrywide Alternative Loan Trust Series 2006-OA16, Class A2
3,998,707	5.321	10/25/46	3,886,116
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
313,649	4.498	02/19/34	314,242
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
35,103	4.560	11/20/34	34,589
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HYB4, Class 2A1
181,391	4.899	08/20/35	178,730
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A
1,743,938	5.703	11/19/37	1,706,669
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
3,000,000	5.512	11/10/45	2,984,206
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
758,155	5.752	12/19/35	746,790
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
700,443	5.446	09/25/35	688,416
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
1,587,895	5.351	04/25/46	1,538,553
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
1,631,096	5.341	05/25/46	1,593,097
J.P. Morgan Mortgage Trust Series 2007-A1, Class 1A1
936,222	4.200	07/25/35	921,265
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
895,328	4.760	07/25/35	886,960
J.P. Morgan Mortgage Trust Series 2007-A1, Class 5A2
896,642	4.770	07/25/35	887,581
Lehman XS Trust Series 2007-16N, Class 2A2
998,061	5.981	09/25/47	986,677
Luminent Mortgage Trust Series 2006-2, Class A1A
1,558,301	5.331	02/25/46	1,529,746
Luminent Mortgage Trust Series 2006-5, Class A1A
723,108	5.321	07/25/36	705,083
Mastr Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
887,598	5.855	12/25/46	866,923

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
$3,000,000	5.149%	12/25/35	$2,985,532
Morgan Stanley Capital I Series 2006-T21, Class A4
3,500,000	5.162	10/12/52	3,425,477
Morgan Stanley Capital I Series 2007-T25, Class A3
2,000,000	5.514	11/12/49	1,985,491
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
1,208,575	5.983	01/25/46	1,184,603
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
2,999,410	6.550	08/25/37	3,009,623
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
799,313	5.186	09/25/35	783,667
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
81,587	4.380	05/25/34	80,939
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
36,438	5.250	09/25/34	36,322
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
133,016	5.450	11/25/34	132,935
Thornburg Mortgage Securities Trust Series 2006-4, Class A2B
2,606,401	5.251	07/25/36	2,545,679
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
2,397,042	5.251	10/25/46	2,332,994
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
3,000,000	5.385	10/15/44	2,966,635
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
2,683,056	5.823	11/25/46	2,619,980
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
57,665	4.243	06/25/34	56,779
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
2,000,000	4.836	09/25/35	1,975,159
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 1A
2,978,067	5.943	09/25/46	2,916,316
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
846,255	5.903	09/25/46	827,835
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
885,253	5.683	03/25/47	858,972
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR6, Class A1
3,091,494	5.040	04/25/35	2,986,985
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
1,501,605	5.607	07/25/36	1,496,924

			70,007,175

Commercial Mortgage Backed Securities — 7.3%
Sequential Fixed Rate
Banc of America Commercial Mortgage, Inc. Series 2006-5, Class A4
1,500,000	5.414	09/10/47	1,485,431
Bear Stearns Commercial Mortgage Securities Series 1999-WF2, Class A2
2,658,045	7.080	07/15/31	2,712,932

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Commercial Mortgage Backed Securities (continued)
Sequential Fixed Rate (continued)
Bear Stearns Commercial Mortgage Securities Series 2006-T24, Class A4
$1,750,000	5.537%	10/12/41	$1,746,677
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4
3,000,000	5.431	10/15/49	2,968,788
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
2,700,000	6.269	12/10/35	2,786,762
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A4
1,500,000	4.738	07/15/42	1,428,223
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB17, Class A4
2,000,000	5.429	12/12/43	1,977,366
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
2,000,000	5.156	02/15/31	1,954,544
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class A2
2,700,000	4.740	11/13/36	2,614,596

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES			$19,675,319

Collateralized Mortgage Obligations — 1.4%
Interest Only(b)(c)(e) — 0.3%
FHLMC Series 2005-3038, Class XA
73,654	0.000	09/15/35	75,973
FHLMC Series 2006-3167, Class X
250,777	0.000	06/15/36	245,466
FHLMC Series 2006-3167, Class XI
882,625	0.000	10/15/35	25,435
FHLMC Series 2007-3275, Class UF
94,737	0.000	02/15/37	124,520
FNMA Series 2004-71, Class DI
634,367	0.000	04/25/34	24,877
FNMA Series 2006-81, Class LF
90,470	0.000	09/25/36	97,029
FNMA Series 2007-56, Class GY
97,062	0.000	06/25/37	117,394

			710,694

Planned Amortization Class — 1.1%
FNMA Series 2003-92, Class PD
3,000,000	4.500	03/25/17	2,940,255

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$3,650,949

FHLMC — 8.3%
88,555	7.000	08/01/10	$90,665
151	7.000	09/01/11	155
15,202	7.000	11/01/11	15,652
25,581	7.000	12/01/11	26,339
107,200	7.500	06/01/15	111,476
300,500	7.000	07/01/16	311,128
1,548,643	5.500	02/01/18	1,548,474
113,525	5.500	04/01/18	113,513
196,535	4.500	05/01/18	189,832
47,541	4.500	06/01/18	45,919
186,372	4.500	09/01/18	180,016
206,044	5.500	09/01/18	206,022
137,638	4.500	10/01/18	132,944
219	7.500	10/01/18	220
141,899	4.500	11/01/18	137,059
988,570	4.500	12/01/18	954,855
3,376,705	5.000	12/01/18	3,318,617
51,398	4.500	01/01/19	49,645
103,200	4.500	03/01/19	99,585
4,244,022	4.000	06/01/19	3,992,476
25,220	9.500	08/01/19	27,165
4,663,605	5.000	11/01/19	4,578,349
210,444	5.000	02/01/20	206,301

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$1,077	9.500%	08/01/20	$1,163
375,467	6.500	10/01/20	386,254
24,022	9.500	02/01/21	25,563
46,537	6.500	01/01/24	47,841
254,857	6.500	12/01/27	261,901
140,471	6.000	03/01/29	141,357
1,869	6.000	04/01/29	1,881
76,037	7.500	12/01/29	79,733
2,165	7.500	11/01/30	2,269
486,395	6.500	12/01/31	498,274
665,216	7.000	05/01/32	690,980
3,174	6.000	08/01/32	3,189
423,150	7.000	12/01/32	439,539
3,363,854	6.500	10/01/34	3,446,003

			22,362,354

FNMA — 17.8%
5,550	6.500	05/01/08	5,567
361	8.000	04/01/09	362
2,481	9.000	02/01/10	2,585
78,979	6.000	08/01/13	80,017
13,198	7.500	01/01/14	13,229
327,749	7.500	08/01/15	340,119
94,640	6.000	04/01/16	96,041
198,047	6.500	05/01/16	201,771
287,683	6.500	09/01/16	293,092
378,277	6.500	11/01/16	385,389
95,320	6.000	12/01/16	96,731
738,427	6.000	02/01/17	749,372
122,745	7.500	04/01/17	127,371
1,114,347	6.000	10/01/17	1,130,863
136,439	5.000	02/01/18	134,088
1,038,240	5.500	02/01/18	1,036,823
314,819	4.500	04/01/18	303,876
837,246	5.000	04/01/18	822,819
2,731,148	4.500	05/01/18	2,636,212
1,488,437	5.000	05/01/18	1,462,789
3,694,740	4.500	06/01/18	3,566,310
169,172	5.000	06/01/18	166,257
196,759	4.500	07/01/18	189,920
105,764	6.500	08/01/18	107,817
432,914	7.000	08/01/18	451,810
4,215,656	4.000	09/01/18	3,985,075
285,544	5.000	11/01/18	280,624
5,214,480	4.500	01/01/19	5,033,223
194,921	5.000	02/01/19	191,263
1,470,015	5.000	03/01/19	1,442,422
1,069,639	5.000	04/01/19	1,049,561
680,212	5.000	08/01/19	667,444
288,010	5.000	10/01/19	282,604
1,279,251	5.000	11/01/19	1,255,239
720	7.000	07/01/25	749
11,210	7.000	11/01/25	11,662
73,781	9.000	11/01/25	80,153
4,183	7.000	08/01/27	4,359
26,059	7.000	09/01/27	27,156
906	7.000	01/01/28	944
797,846	6.000	02/01/29	804,329
447,508	6.000	03/01/29	450,731
181,912	6.500	03/01/29	186,869
393,862	6.000	05/01/29	396,699
39,460	6.500	05/01/29	40,487
1,129,128	6.000	06/01/29	1,137,262
284,262	6.500	06/01/29	291,656
134,779	6.500	07/01/29	138,285
251,663	6.500	08/01/29	258,209
7,741	7.000	09/01/29	8,063
121,758	6.500	10/01/29	124,925
96,721	8.000	10/01/29	102,434
165,435	6.500	11/01/29	169,738
123,487	6.500	12/01/29	126,699

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$49,401	7.000%	12/01/29	$51,451
1,640	8.500	04/01/30	1,761
13,330	8.000	05/01/30	13,750
499	8.500	06/01/30	535
191,031	6.500	04/01/31	195,763
46,973	7.000	05/01/32	48,835
348,999	7.000	06/01/32	362,515
411,158	7.000	08/01/32	427,081
126,120	8.000	08/01/32	132,922
40,072	7.000	05/01/35	41,338
77,581	7.000	07/01/35	80,031
86,823	7.000	08/01/35	89,565
62,988	7.000	10/01/35	64,977
52,573	7.000	01/01/36	54,230
273,095	7.000	09/01/36	281,721
488,475	7.000	10/01/36	503,863
384,362	7.000	12/01/36	396,470
305,817	7.000	02/01/37	315,449
991,112	7.000	03/01/37	1,022,330
237,096	7.000	04/01/37	244,564
5,000,000	7.500	10/01/37	5,206,250
5,000,000	7.000	10/25/37	5,159,375

			47,644,870

GNMA — 0.9%
471	6.500	09/15/08	474
57,997	7.000	03/15/12	59,250
60,349	7.000	06/15/23	63,557
22,161	7.000	10/15/25	23,334
29,790	7.000	11/15/25	31,366
4,609	7.000	02/15/26	4,827
20,098	7.000	04/15/26	21,049
9,667	7.000	03/15/27	10,124
1,391	7.000	06/15/27	1,457
15,094	7.000	10/15/27	15,807
169,857	7.000	11/15/27	177,883
10,316	7.000	01/15/28	10,808
67,466	7.000	02/15/28	70,688
23,259	7.000	03/15/28	24,369
12,375	7.000	04/15/28	12,966
1,379	7.000	05/15/28	1,445
23,659	7.000	06/15/28	24,789
46,871	7.000	07/15/28	49,109
143,045	7.000	08/15/28	149,876
61,305	7.000	09/15/28	64,233
9,040	7.000	11/15/28	9,472
6,113	7.500	11/15/30	6,438
4,149	7.000	10/15/31	4,325
1,486	7.000	12/15/31	1,549
38,119	7.500	10/15/32	39,937
1,587,655	6.000	08/20/34	1,595,782

			2,474,914

TOTAL MORTGAGE-BACKED OBLIGATIONS			$181,830,877

Agency Debentures — 9.3%
FFCB
$1,600,000	5.400%	06/08/17	$1,648,435
FHLB
1,800,000	4.000	12/30/11	1,755,436
6,990,000	4.875	12/14/12	7,057,310
5,000,000	4.750	11/14/14	4,990,046
FHLMC
800,000	5.500	08/20/12	829,530
2,100,000	4.625	10/25/12	2,095,957
4,400,000	5.500	08/23/17	4,567,988
Tennessee Valley Authority
2,000,000	5.375	04/01/56	2,009,978

TOTAL AGENCY DEBENTURES			$24,954,680

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 3.6%
United States Treasury Bonds
$4,000,000	5.375%	02/15/31	$4,284,120
1,940,000	4.500	02/15/36	1,839,683
400,000	4.750	02/15/37	394,732
1,500,000	5.000	05/15/37	1,538,671
United States Treasury Notes
400,000	4.750	08/15/17	405,436
United States Treasury Principal-Only STRIPS(d)
1,300,000	0.000	08/15/25	535,067
1,400,000	0.000	08/15/26	549,724

TOTAL U.S. TREASURY OBLIGATIONS			$9,547,433

Short-Term Obligation — 2.0%
JPMorgan Chase Euro — Time Deposit
$5,432,100	4.897%	10/01/07	$5,432,100

TOTAL INVESTMENTS — 103.1%			$276,471,996

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%			(8,377,396)

NET ASSETS — 100.0%			$268,094,600

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $14,565,905, which represents approximately 5.4% of net assets as of September 30, 2007.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(c) Security is issued with a zero coupon, and interest is contingent upon LIBOR reaching a predetermined level.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
REIT	— Real Estate Investment Trust
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At September 30, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase	Expiration	Value on		Unrealized
Contracts with Unrealized Gain	Contract	Date	Settlement Date	Current Value	Gain

Australian Dollar	Purchase	12/19/2007	$4,850,856	$5,065,007	$214,151
British Pound	Purchase	12/19/2007	7,416,679	7,596,256	179,577
Canadian Dollar	Purchase	12/19/2007	210,000	224,346	14,346
Euro	Purchase	12/19/2007	7,153,291	7,329,580	176,289
Japanese Yen	Purchase	12/19/2007	8,430,411	8,466,826	36,415
New Zealand Dollar	Purchase	12/19/2007	4,723,907	5,025,191	301,284
Norwegian Krone	Purchase	12/19/2007	2,924,975	3,094,582	169,607
Swedish Krona	Purchase	12/11/2007	505,005	532,949	27,944
Swedish Krona	Purchase	12/19/2007	3,152,000	3,244,776	92,776
Swiss Franc	Purchase	12/19/2007	8,405,000	8,508,667	103,667

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED GAIN					$1,316,056

Open Forward Foreign Currency	Purchase/	Expiration	Value on		Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Current Value	Loss

Australian Dollar	Sale	12/19/2007	$3,290,580	$3,508,110	$(217,530)
British Pound	Sale	12/19/2007	10,497,706	10,683,175	(185,469)
Canadian Dollar	Sale	12/19/2007	211,000	221,125	(10,125)
Euro	Sale	12/19/2007	5,053,113	5,217,913	(164,800)
Japanese Yen	Purchase	12/19/2007	1,477,000	1,464,027	(12,973)
Japanese Yen	Sale	12/19/2007	8,633,338	8,685,893	(52,555)
New Zealand Dollar	Sale	12/19/2007	4,483,801	4,717,481	(233,680)
Norwegian Krone	Sale	12/19/2007	2,522,925	2,665,583	(142,658)
Swedish Krona	Sale	12/19/2007	2,134,117	2,214,933	(80,816)
Swiss Franc	Sale	12/19/2007	5,808,025	5,917,635	(109,610)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(1,210,216)

FUTURES CONTRACTS — At September 30, 2007, the following futures contracts were open:

	Number of Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Notional Value	Gain (Loss)

Eurodollars	(7)	December 2007	$(1,665,213)	$(671)
Eurodollars	4	March 2008	954,800	3,379
Eurodollars	4	June 2008	956,250	4,180
Eurodollars	8	September 2008	1,913,800	9,316
Eurodollars	8	December 2008	1,913,700	9,816
Eurodollars	8	March 2009	1,912,300	9,268
Eurodollars	8	June 2009	1,910,000	8,268
Liffe Long Gilt	48	December 2007	10,502,364	(98,957)
U.S. Treasury Bonds	(80)	December 2007	(8,907,500)	(50,323)
2 Year U.S. Treasury Notes	115	December 2007	23,810,391	71,730
5 Year U.S. Treasury Notes	119	December 2007	12,736,719	32,834
10 Year U.S. Treasury Notes	85	December 2007	9,288,906	(24,278)
10 Year U.S. Treasury Notes	16	March 2008	1,740,750	1,738

TOTAL				$(23,700)

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$277,639,469

Gross unrealized gain	1,882,152
Gross unrealized loss	(3,049,625)

Net unrealized security loss	$(1,167,473)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 65.1%
Adjustable Rate FHLMC(a) — 1.8%
$743,316	4.846%	09/01/35	$735,943
857,560	4.740	10/01/35	835,291

			1,571,234

Adjustable Rate FNMA(a) — 3.8%
565,544	4.446	05/01/33	564,934
690,171	3.846	10/01/33	689,799
1,150,717	4.564	05/01/35	1,159,522
786,181	5.087	12/01/35	782,530

			3,196,785

Adjustable Rate Non-Agency(a) — 14.4%
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4
500,000	5.895	09/11/38	508,708
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
500,000	5.914	03/15/49	508,873
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
1,000,000	5.400	07/15/44	989,590
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
601,042	5.876	11/20/35	586,493
First Horizon Alternative Mortgage Securities Series 2005-AA7, Class 2A1
649,707	5.406	09/25/35	647,452
GSR Mortgage Loan Trust Series 2005-AR6, Class 3A1
780,459	4.561	09/25/35	771,908
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
635,158	5.351	04/25/46	615,421
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
895,328	4.760	07/25/35	886,961
Lehman XS Trust Series 2007-4N, Class 3A2A
921,602	5.733	03/25/47	896,209
Luminent Mortgage Trust Series 2006-2, Class A1A
623,320	5.331	02/25/46	611,899
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
1,000,000	5.149	12/25/35	995,177
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
604,287	5.983	01/25/46	592,301
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
999,803	6.550	11/25/37	1,003,208
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
1,000,000	4.836	09/25/35	987,579
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
846,255	5.903	09/25/46	827,835

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
$750,802	5.607%	07/25/36	$748,462

			12,178,076

Commercial Mortgage Backed Securities — 3.5%
Sequential Fixed Rate
Banc of America Commercial Mortgage, Inc. Series 2006-4, Class A4
1,000,000	5.634	07/10/46	1,005,260
Banc of America Commercial Mortgage, Inc. Series 2006-5, Class A4
1,000,000	5.414	09/10/47	990,287
Banc of America Funding Corp. Series 2007-8, Class 2A1
1,000,000	7.000	10/25/37	1,007,656

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES			3,003,203

Collateralized Mortgage Obligations — 8.7%
Interest Only(a)(b)(c) — 0.2%
FNMA Series 2004-47, Class EI
381,549	0.000	06/25/34	28,150
FNMA Series 2004-62, Class DI
163,855	0.000	07/25/33	11,777
FNMA Series 2007-53, Class UF
97,810	0.000	06/25/37	109,214

			149,141

Planned Amortization Class — 8.5%
FHLMC Series 2719, Class GC
4,580,000	5.000	06/15/26	4,571,665
FNMA Series 2003-32, Class PD
498,160	4.000	07/25/22	496,823
FNMA Series 2003-70, Class BS
2,148,708	4.000	04/25/22	2,137,233

			7,205,721

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			7,354,862

FHLMC — 6.8%
1,685,516	4.500	12/01/18	1,628,031
1,697,622	4.000	06/01/19	1,597,003
1,433,167	4.500	06/01/19	1,384,289
133	8.000	06/01/19	133
11,365	10.000	03/01/21	12,616
25,130	6.500	06/01/23	26,009
1,135,049	6.500	10/01/34	1,162,768

			5,810,849

FNMA — 26.1%
217	8.000	04/01/09	217
79,811	5.000	11/01/17	78,485
360,726	5.000	12/01/17	354,735
316,511	5.000	01/01/18	311,255
1,010,977	5.000	02/01/18	993,556
264,883	5.000	03/01/18	260,319
39,352	4.500	04/01/18	37,984
1,134,488	5.000	04/01/18	1,114,939
341,391	4.500	05/01/18	329,524
480,306	5.000	05/01/18	472,030
461,841	4.500	06/01/18	445,787
966,196	5.000	06/01/18	949,547
24,595	4.500	07/01/18	23,740
25,480	5.000	07/01/18	25,041
1,686,262	4.000	09/01/18	1,594,030
771,441	4.500	09/01/18	744,625

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$24,610	4.500%	10/01/18	$23,754
975,291	4.500	11/01/18	941,389
756,482	5.000	11/01/18	743,446
118,059	4.500	12/01/18	113,955
794,637	5.000	12/01/18	780,944
24,734	4.500	01/01/19	23,875
167,076	5.000	02/01/19	163,940
34,364	4.500	03/01/19	33,170
1,260,013	5.000	03/01/19	1,236,362
1,766,822	5.000	04/01/19	1,734,966
781,549	5.000	06/01/19	768,081
583,038	5.000	08/01/19	572,094
286,374	4.500	09/01/19	276,420
518,644	6.000	09/01/19	526,332
246,866	5.000	10/01/19	242,232
1,096,501	5.000	11/01/19	1,075,919
81,917	4.500	03/01/20	79,070
212,784	4.500	04/01/20	205,387
652,036	6.000	12/01/20	661,687
22,164	8.000	09/01/21	23,398
13,357	7.000	05/01/35	13,779
25,860	7.000	07/01/35	26,677
28,941	7.000	08/01/35	29,855
20,995	7.000	10/01/35	21,659
17,525	7.000	01/01/36	18,077
91,032	7.000	09/01/36	93,907
162,824	7.000	10/01/36	167,954
128,120	7.000	12/01/36	132,156
101,938	7.000	02/01/37	105,149
330,371	7.000	03/01/37	340,777
79,032	7.000	04/01/37	81,521
3,000,000	7.500	10/01/37	3,123,750

			22,117,496

GNMA — 0.0%
1,778	6.500	06/15/09	1,802

TOTAL MORTGAGE-BACKED OBLIGATIONS			$55,234,307

Agency Debentures — 29.2%
FFCB
$500,000	5.400%	06/08/17	$515,136
FHLB
7,000,000	3.500	04/06/09	6,903,274
4,500,000	4.000	12/19/11	4,347,986
9,500,000	4.000	12/30/11	9,264,799
FNMA
3,000,000	3.860	02/22/08	2,987,544
Tennessee Valley Authority
700,000	5.375	04/01/56	703,492

TOTAL AGENCY DEBENTURES			$24,722,231

U.S. Treasury Obligations — 2.9%
United States Treasury Notes
$300,000	4.000%	08/31/09	$300,132
900,000	4.500	02/15/36	853,461
1,100,000	4.750	02/15/37	1,085,513
United States Treasury Principal-Only STRIPS(d)
200,000	0.000	08/15/25	82,318
300,000	0.000	08/15/26	117,798

TOTAL U.S. TREASURY OBLIGATIONS			$2,439,222

Short-Term Obligation — 3.3%
JPMorgan Chase Euro — Time Deposit
$2,812,624	4.897%	10/01/07	$2,812,624

TOTAL INVESTMENTS — 100.5%			$85,208,384

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%			(402,833)

NET ASSETS — 100.0%			$84,805,551

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(b) Security issued with a zero coupon, and interest rate is contingent upon LIBOR reaching a predetermined level.

(c) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2007, the following futures contracts were open:

	Number of Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	2	December 2007	$475,775	$155
Eurodollars	3	December 2008	717,638	3,681
Eurodollars	1	March 2008	238,700	845
Eurodollars	(1)	June 2008	(239,063)	(1,016)
Eurodollars	3	September 2008	717,675	3,494
Eurodollars	3	March 2009	717,113	3,476
Eurodollars	3	June 2009	716,250	3,101
U.S. Treasury Bonds	18	December 2007	2,004,188	1,009
2 Year U.S. Treasury Notes	5	December 2007	1,035,234	4,100
5 Year U.S. Treasury Notes	25	December 2007	2,675,781	6,007
10 Year U.S. Treasury Notes	37	December 2007	4,043,406	24,919
10 Year U.S. Treasury Notes	46	March 2008	5,004,656	8,340

TOTAL				$58,111

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$85,083,196

Gross unrealized gain	537,206
Gross unrealized loss	(412,018)

Net unrealized security gain	$125,188

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Commercial Paper and Corporate Obligations — 50.6%
Amstel Funding Corp.
$3,000,000	6.100%	12/13/07	$2,962,892
Atlantic Asset Securitization Corp.
5,000,000	6.000	11/19/07	4,959,167
BA Credit Card Trust (Emerald)
5,120,000	5.260	10/19/07	5,106,534
3,000,000	5.260	10/25/07	2,989,480
Bank of America Corp.
5,000,000	5.425	11/13/07	4,967,601
Bavaria TRR Corp.
3,000,000	6.150	10/19/07	2,990,775
Cafco LLC
2,000,000	5.850	03/05/08	1,949,300
Cancara Asset Securitization Ltd.
2,000,000	6.400	10/09/07	1,997,156
5,000,000	5.260	10/31/07	4,978,083
Chariot Funding LLC
2,000,000	5.450	02/20/08	1,957,006
Ciesco LLC
2,000,000	5.900	11/28/07	1,980,989
2,000,000	5.470	02/15/08	1,958,367
Citibank Credit Card Issuance Trust (Dakota Corp.)
3,000,000	6.250	12/19/07	2,958,854
3,000,000	6.200	01/15/08	2,945,233
Falcon Asset Securitization Corp.
5,000,000	5.150	11/27/07	4,959,229
Gemini Securitization Corp.
5,000,000	5.250	10/17/07	4,988,333
3,000,000	6.150	12/11/07	2,963,613
General Electric Capital Corp.
4,000,000	5.150	10/15/07	3,991,989
5,000,000	5.250	10/17/07	4,988,333
Grampian Funding LLC
5,000,000	5.190	11/21/07	4,963,237
2,000,000	4.970	03/20/08	1,952,785
Irish Life & Permanent PLC
3,000,000	5.180	10/16/07	2,993,525
Monument Gardens Funding LLC
5,000,000	6.120	12/05/07	4,944,750
3,000,000	6.150	12/13/07	2,962,588
Morgan Stanley
2,000,000	5.006	03/20/08	1,952,443
Nieuw Amsterdam Receivables Corp.
2,000,000	5.200	12/17/07	1,977,756
Ranger Funding Co. LLC
5,327,000	5.130	12/18/07	5,267,790
Ticonderoga Master Funding LLC
7,506,000	5.260	10/12/07	7,493,936
Variable Funding Capital Corp.
5,000,000	6.050	10/22/07	4,982,354
Westpac Banking Corp.
3,000,000	5.200	12/21/07	2,964,900

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$109,048,998

Principal	Interest	Maturity
Amount	Rate	Date	Value
Eurodollar Certificates of Deposit — 0.5%
Societe Generale
$1,000,000	5.300%	01/03/08	$1,000,000

Medium Term Note — 0.5%
UBS AG Stamford
$1,000,000	5.400%	11/28/07	$1,000,000

Variable Rate Obligations(a) — 22.2%
Barclays Bank PLC
$4,000,000	5.714%	10/16/07	$3,999,705
Caja Madrid
5,000,000	5.360	10/19/07	5,000,000
HBOS Treasury Services PLC
5,000,000	5.789	10/09/07	5,000,000
IBM Corp.(b)
10,000,000	5.830	10/09/07	10,000,000
Merrill Lynch & Co., Inc.
2,000,000	5.783	10/15/07	2,000,000
Nordea Bank AB(b)
4,000,000	5.844	10/11/07	4,000,000
Royal Bank of Canada
5,000,000	5.665	10/03/07	4,999,253
Royal Bank of Scotland Group PLC
5,000,000	5.074	10/26/07	4,999,283
Societe Generale
2,000,000	5.079	10/26/07	1,999,713
UBS AG Stamford
2,000,000	5.722	10/16/07	2,000,000
Wells Fargo & Co.
4,000,000	5.770	10/03/07	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$47,997,954

Yankee Certificates of Deposit — 8.8%
Barclays Bank PLC
$2,000,000	5.510%	03/11/08	$2,000,000
Credit Suisse First Boston, Inc.
2,000,000	5.310	05/22/08	2,000,000
Deutsche Bank AG
3,000,000	5.310	10/11/07	3,000,000
1,000,000	5.400	11/21/07	1,000,000
Landesbank Baden-Wuerttemberg
3,000,000	5.505	02/19/08	3,000,057
Norinchukin Bank NY
2,000,000	5.370	01/11/08	2,000,000
UBS AG
3,000,000	5.560	03/03/08	3,000,000
UBS AG Stamford
3,000,000	5.375	11/08/07	3,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT			$19,000,057

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$178,047,009

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 17.4%
Joint Repurchase Agreement Account II
$37,600,000	5.116%	10/01/07	$37,600,000
Maturity Value: $37,616,030

TOTAL INVESTMENTS — 100.0%			$215,647,009

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(49,531)

NET ASSETS — 100.0%			$215,597,478

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either Federal Funds, U.S. Treasury Bill, or London Interbank Offering Rate. Interest rate disclosed is that which is in effect at September 30, 2007.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $14,000,000, which represents approximately 6.5% of net assets as of September 30, 2007.

(c) Joint repurchase agreement was entered into on September 28, 2007. Additional information appears in the Notes to the Schedule of Investments section.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 100.5%
Automobiles & Components — 0.0%
12,400	Lear Corp.*	$398,040

Banks — 3.9%
700	KeyCorp	22,631
163,100	Regions Financial Corp.	4,808,188
103,900	SunTrust Banks, Inc.	7,862,113
192,600	Wachovia Corp.	9,658,890
91,800	Washington Mutual, Inc.	3,241,458
454,800	Wells Fargo & Co.	16,199,976

		41,793,256

Capital Goods — 8.9%
230,000	3M Co.	21,523,400
24,700	AGCO Corp.*	1,254,019
33,000	Cummins, Inc.	4,220,370
346,788	General Electric Co.	14,357,023
172,700	Honeywell International, Inc.	10,270,469
256,700	Northrop Grumman Corp.	20,022,600
3,800	Precision Castparts Corp.	562,324
267,000	Raytheon Co.	17,039,940
28,800	Rockwell Automation, Inc.	2,001,888
5,500	Rockwell Collins, Inc.	401,720
500	SPX Corp.	46,280
27,239	The Boeing Co.	2,859,823
44,275	Tyco International Ltd.	1,963,153

		96,523,009

Commercial Services & Supplies — 0.7%
2,900	Dun & Bradstreet Corp.	285,969
110,700	Manpower, Inc.	7,123,545

		7,409,514

Consumer Durables & Apparel — 0.0%
7,200	Hanesbrands, Inc.*	202,032

Consumer Services — 1.8%
12,800	Carnival Corp.	619,904
33,100	ITT Educational Services, Inc.*	4,027,939
96,519	Marriott International, Inc. Class A	4,195,681
147,100	McDonald’s Corp.	8,012,537
60,200	Yum! Brands, Inc.	2,036,566

		18,892,627

Diversified Financials — 8.8%
24,300	Ameriprise Financial, Inc.	1,533,573
472,222	Bank of America Corp.	23,738,600
71,600	Bank of New York Mellon Corp.	3,160,424
341,314	Citigroup, Inc.	15,929,124
248,250	Discover Financial Services*	5,163,600
33,800	Eaton Vance Corp.	1,350,648
10,200	Federated Investors, Inc. Class B	404,940
716,600	JPMorgan Chase & Co.	32,834,612
30,500	Moody’s Corp.	1,537,200

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
139,200	Morgan Stanley	$8,769,600
9,100	SLM Corp.	451,997

		94,874,318

Energy — 11.6%
143,500	Chevron Corp.	13,428,730
11,200	ConocoPhillips	983,024
268,200	Devon Energy Corp.	22,314,240
47,300	Dresser-Rand Group, Inc.*	2,020,183
678,024	Exxon Mobil Corp.	62,757,901
7,200	GlobalSantaFe Corp.	547,344
152,800	Halliburton Co.	5,867,520
50,000	Holly Corp.	2,991,500
74,800	Marathon Oil Corp.	4,265,096
80,600	Tesoro Corp.	3,709,212
6,200	Transocean, Inc.*	700,910
147,000	Western Refining, Inc.	5,965,260

		125,550,920

Food & Staples Retailing — 0.7%
100	Safeway, Inc.	3,311
21,600	Sysco Corp.	768,744
126,000	The Kroger Co.	3,593,520
72,500	Wal-Mart Stores, Inc.	3,164,625

		7,530,200

Food, Beverage & Tobacco — 6.1%
169,600	Altria Group, Inc.	11,792,288
37,400	Hansen Natural Corp.*	2,119,832
37,100	Molson Coors Brewing Co. Class B	3,697,757
11,700	PepsiAmericas, Inc.	379,548
63,200	PepsiCo, Inc.	4,630,032
266,200	The Coca-Cola Co.	15,298,514
655,000	Tyson Foods, Inc. Class A	11,691,750
318,567	UST, Inc.	15,800,923

		65,410,644

Health Care Equipment & Services — 4.4%
332,594	AmerisourceBergen Corp.	15,076,486
73,236	Cigna Corp.	3,902,746
11,200	Dade Behring Holdings, Inc.	855,120
66,969	Humana, Inc.*	4,679,794
22,300	Kinetic Concepts, Inc.*	1,255,044
204,000	Medco Health Solutions, Inc.*	18,439,560
30,500	WellCare Health Plans, Inc.*	3,215,615

		47,424,365

Household & Personal Products — 1.8%
95,100	Energizer Holdings, Inc.*	10,541,835
122,200	Procter & Gamble Co.	8,595,548

		19,137,383

Insurance — 3.0%
55,730	AMBAC Financial Group, Inc.	3,505,975
64,800	American International Group, Inc.	4,383,720
174,100	Loews Corp.	8,417,735
267,563	MBIA, Inc.	16,334,721
3,000	Nationwide Financial Services, Inc.	161,460

		32,803,611

Materials — 1.7%
20,800	AK Steel Holding Corp.*	914,160

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
17,900	Alcoa, Inc.	$700,248
17,300	Celanese Corp. Series A	674,354
29,300	Cleveland-Cliffs, Inc.	2,577,521
4,700	Eastman Chemical Co.	313,631
46,700	Monsanto Co.	4,004,058
13,000	Newmont Mining Corp.	581,490
22,700	PPG Industries, Inc.	1,714,985
16,300	Southern Copper Corp.	2,018,429
38,200	United States Steel Corp.	4,046,908
17,000	Weyerhaeuser Co.	1,229,100

		18,774,884

Media — 6.3%
714,530	CBS Corp. Class B	22,507,695
8,200	Idearc, Inc.	258,054
10,700	Liberty Media Holding Corp., Capital Series Class A*	1,335,681
1,382,353	Time Warner, Inc.	25,380,001
93,479	The DIRECTV Group, Inc.*	2,269,670
457,086	The Walt Disney Co.	15,719,188

		67,470,289

Pharmaceuticals, Biotechnology & Life Sciences — 8.9%
7,590	Amgen, Inc.*	429,366
219,400	Biogen Idec, Inc.*	14,552,802
47,400	Eli Lilly & Co.	2,698,482
41,500	Forest Laboratories, Inc.*	1,547,535
494,300	Gilead Sciences, Inc.*	20,202,041
7,600	Invitrogen Corp.*	621,148
234,308	Merck & Co., Inc.	12,111,381
1,386,815	Pfizer, Inc.	33,879,890
304,100	Schering-Plough Corp.	9,618,683
26,600	Watson Pharmaceuticals, Inc.*	861,840

		96,523,168

Real Estate — 2.6%
172,600	Annaly Capital Management, Inc. (REIT)	2,749,518
513,800	CB Richard Ellis Group, Inc. Class A*	14,304,192
3,500	Developers Diversified Realty Corp. (REIT)	195,545
8,600	Duke Realty Corp. (REIT)	290,766
85,100	iStar Financial, Inc. (REIT)	2,892,549
33,700	Jones Lang LaSalle, Inc.	3,463,012
43,800	Simon Property Group, Inc. (REIT)	4,380,000

		28,275,582

Retailing — 3.0%
117,700	Amazon.com, Inc.*	10,963,755
464,094	AutoNation, Inc.*	8,223,746
3,700	AutoZone, Inc.*	429,718
103,700	Expedia, Inc.*	3,305,956
66,100	GameStop Corp., Class A*	3,724,735
22,300	Genuine Parts Co.	1,115,000
207,900	RadioShack Corp.	4,295,214

		32,058,124

Semiconductors & Semiconductor Equipment — 2.5%
246,500	Intel Corp.	6,374,490
150	NVIDIA Corp.*	5,436
558,052	Texas Instruments, Inc.	20,419,123

		26,799,049

Shares	Description	Value
Common Stocks — (continued)
Software & Services — 7.3%
465,900	Accenture Ltd. Class A	$18,752,475
12,900	Computer Sciences Corp.*	721,110
48,200	Mastercard, Inc. Class A	7,132,154
1,375,840	Microsoft Corp.	40,532,246
601,700	Symantec Corp.*	11,660,946
9,111	Synopsys, Inc.*	246,726

		79,045,657

Technology Hardware & Equipment — 8.2%
300	Andrew Corp.*	4,155
55,800	Apple, Computer, Inc.*	8,567,532
60,300	Avnet, Inc.*	2,403,558
915,040	Cisco Systems, Inc.*	30,296,975
270,400	Dell, Inc.*	7,463,040
130,900	Hewlett-Packard Co.	6,517,511
35,800	International Business Machines Corp.	4,217,240
596,100	Juniper Networks, Inc.*	21,823,221
57,300	Lexmark International, Inc. Class A*	2,379,669
135,326	Tyco Electronics Ltd.	4,794,600

		88,467,501

Telecommunication Services — 5.3%
27,500	ALLTEL Corp.	1,916,200
200	AT&T, Inc.	8,462
140,900	CenturyTel, Inc.	6,512,398
37,000	Embarq Corp.	2,057,200
1,124,595	Sprint Nextel Corp.	21,367,305
574,600	Verizon Communications, Inc.	25,443,288

		57,304,853

Transportation — 0.5%
141,900	Avis Budget Group, Inc.*	3,248,091
21,400	United Parcel Service, Inc. Class B	1,607,140

		4,855,231

Utilities — 2.5%
6,101	Dynergy, Inc. Class A*	56,373
99,800	PG&E Corp.	4,770,440
771,883	Reliant Energy, Inc.*	19,760,205
36,170	TXU Corp.	2,476,560

		27,063,578

TOTAL INVESTMENTS — 100.5%		$1,084,587,835

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(5,468,100)

NET ASSETS — 100.0%		$1,079,119,735

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$968,933,544

Gross unrealized gain	139,109,826
Gross unrealized loss	(23,455,535)

Net unrealized security gain	$115,654,291

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.5%
Automobiles & Components — 1.4%
19,800	American Axle & Manufacturing Holdings, Inc.	$499,950
9,300	Amerigon, Inc.*	160,983
100	ArvinMeritor, Inc.	1,682
4,300	Coachmen Industries, Inc.	28,810
61,700	Cooper Tire & Rubber Co.	1,505,480
9,500	Exide Technologies*	61,750
29,200	Hayes Lemmerz International, Inc.*	121,472

		2,380,127

Banks — 8.7%
100	1st Source Corp.	2,290
100	Ameris Bancorp	1,808
15,300	Bank Mutual Corp.	180,387
6,500	BankUnited Financial Corp. Class A	101,010
100	Banner Corp.	3,439
17,900	Brookline Bancorp, Inc.	207,461
14,900	Capitol Federal Financial (a)	509,580
13,100	City National Corp.	910,581
5,200	Community Bancorp*	130,728
110	Community Trust Bancorp, Inc.	3,304
15,706	Downey Financial Corp.	907,807
26,200	East West Bancorp, Inc.	942,152
6,400	First Citizens BancShares, Inc. Class A	1,116,160
1,000	First Community Bancorp	54,710
39,500	First Niagara Financial Group, Inc.	558,925
11,793	First Regional Bancorp*	289,282
306	First South Bancorp, Inc. (a)	8,005
13,600	Flagstar Bancorp, Inc.	132,328
2,700	Greene Bancshares, Inc.	98,415
100	Hancock Holding Co.	4,008
63,661	Hanmi Financial Corp.	986,109
100	Heritage Commerce Corp.	2,117
100	Horizon Financial Corp.	2,028
100	IndyMac Bancorp, Inc.	2,361
100	Nara Bancorp, Inc.	1,562
8,100	NewAlliance Bancshares, Inc.	118,908
7,000	Pacific Capital Bancorp	184,100
100	Pinnacle Financial Partners, Inc.*	2,882
27,407	Preferred Bank	1,078,191
97,700	Provident Financial Services, Inc.	1,599,349
5,600	Provident New York Bancorp	73,416
100	Renasant Corp.	2,163
100	SCBT Financial Corp.	3,454
100	Southwest Bancorp, Inc.	1,882
100	Sterling Financial Corp.	2,691
100	Susquehanna Bancshares, Inc.	2,010
16,404	SVB Financial Group*	776,893
31,000	The PMI Group, Inc.	1,013,700
100	TriCo Bancshares	2,227
78,500	Umpqua Holdings Corp.	1,570,785
18,000	Washington Federal, Inc.	472,680
100	Washington Trust Bancorp, Inc.	2,697
100	Westfield Financial, Inc.	971
8,400	Wilmington Trust Corp.	326,760
5,300	Wintrust Financial Corp.	226,257

		14,618,573

Capital Goods — 8.2%
9,300	Acuity Brands, Inc.	469,464
39,700	Aerovironment, Inc.*	913,497
8,400	AGCO Corp.*	426,468
100	Ampco-Pittsburgh Corp.	3,938

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
5,700	Applied Industrial Technologies, Inc.	$175,731
2,500	AZZ, Inc.*	87,400
15,800	Baldor Electric Co.	631,210
19,900	Belden CDT, Inc.	933,509
4,300	Cascade Corp.	280,231
100	CIRCOR International, Inc.	4,541
56,400	DynCorp International, Inc. Class A*	1,303,404
5,000	EnPro Industries, Inc.*	203,000
53,340	GrafTech International Ltd.*	951,586
18,800	Integrated Electrical Services, Inc.*	481,468
10,100	NACCO Industries, Inc. Class A	1,045,148
33,000	Perini Corp.*	1,845,690
100	PGT, Inc.*	793
100	Powell Industries, Inc.*	3,789
122	Quanta Services, Inc.*	3,227
10,500	RBC Bearings, Inc.*	402,675
13,400	Robbins & Myers, Inc.	767,686
4,000	Rush Enterprises, Inc. Class A*	101,400
100	Sequa Corp. Class A*	16,578
1,600	SPX Corp.	148,096
16,300	Stanley, Inc.*	449,065
4,600	Sun Hydraulics Corp.	146,280
37,800	Superior Essex, Inc.*	1,409,184
27,900	Tredegar Corp.	481,275
9,700	TriMas Corp.*	128,719

		13,815,052

Commercial Services & Supplies — 4.0%
68,500	ABM Industries, Inc.	1,368,630
89,500	Bowne & Co., Inc.	1,491,070
100	Cornell Cos., Inc.*	2,355
12,700	Diamond Management & Technology Consultants, Inc.	116,840
100	Heidrick & Struggles International, Inc.*	3,645
82,186	IKON Office Solutions, Inc.	1,056,090
100	Interface, Inc. Class A	1,805
13,400	Labor Ready, Inc.*	248,034
100	Resources Connection, Inc.	2,315
108,991	Spherion Corp.*	900,266
44,700	TeleTech Holdings, Inc.*	1,068,777
7,600	United Stationers, Inc.*	421,952
100	Viad Corp.	3,600

		6,685,379

Consumer Durables & Apparel — 3.4%
108,000	American Greetings Corp. Class A	2,851,200
3,500	Blyth, Inc.	71,575
2,600	Deckers Outdoor Corp.*	285,480
20,000	Kellwood Co.	341,000
34,600	Perry Ellis International, Inc.*	958,766
23,900	Sturm, Ruger & Co., Inc.*	428,049
23,900	Tempur-Pedic International, Inc.	854,425

		5,790,495

Consumer Services — 4.3%
100	Bally Technologies, Inc.*	3,543
7,500	Bob Evans Farms, Inc.	226,350
20,700	California Pizza Kitchen, Inc.*	363,699
11,800	Career Education Corp.*	330,282
31,784	CPI Corp.	1,224,320
1,800	ITT Educational Services, Inc.*	219,042
9,700	Jack in the Box, Inc.*	628,948
28,700	Landry’s Restaurants, Inc. (a)	759,402
161	Marcus Corp.	3,091
21,400	O’Charley’s, Inc.	324,424
110	Papa John’s International, Inc.*	2,688
33,115	Pre-Paid Legal Services, Inc.* (a)	1,836,558
12,900	Premier Exhibitions, Inc.*	194,532
21,500	Sotheby’s	1,027,485
300	Weight Watchers International, Inc.	17,268

		7,161,632

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — 1.7%
150	Advanta Corp. Class B	$4,113
14,300	AmeriCredit Corp.*	251,394
48,700	Apollo Investment Corp.	1,012,960
2,100	Capital Southwest Corp.	257,796
71,600	Cowen Group, Inc.*	989,512
10,800	HFF, Inc. Class A*	128,196
1	Highland Distressed Opportunities, Inc.	13
3,700	International Securities Exchange Holdings, Inc.	245,939
62	Merrill Lynch & Co., Inc.	4,442
101	NGP Capital Resources Co.	1,639
100	Sanders Morris Harris Group, Inc.	1,015
100	SWS Group, Inc.	1,769
100	The First Marblehead Corp.	3,793

		2,902,581

Energy — 4.2%
200	Cabot Oil & Gas Corp.	7,032
23,200	Delek U.S. Holdings, Inc.	581,856
1,600	Dresser-Rand Group, Inc.*	68,336
2,800	Exterran Holdings, Inc.*	224,952
35,700	General Maritime Corp. (a)	996,387
14,800	Grey Wolf, Inc.*	96,940
5,100	Gulfmark Offshore, Inc.*	248,166
2,804	Holly Corp.	167,763
4,700	Knightsbridge Tankers Ltd. (a)	126,430
6,500	Mariner Energy, Inc.*	134,615
23,200	Newpark Resources, Inc.*	124,352
8,100	Patterson-UTI Energy, Inc.	182,817
4,700	PetroQuest Energy, Inc.*	50,431
15,900	Rosetta Resources, Inc.*	291,606
400	SEACOR Holdings, Inc.*	38,040
6,500	Stone Energy Corp.*	260,065
8,790	Swift Energy Co.*	359,687
16,100	Trico Marine Services, Inc.*	479,780
190,900	USEC, Inc.*	1,956,725
18,400	Western Refining, Inc.	746,672

		7,142,652

Food & Staples Retailing — 1.2%
1,473	Ingles Markets, Inc. Class A	42,216
60,500	Performance Food Group Co.*	1,822,865
5,900	Ruddick Corp.	197,886

		2,062,967

Food, Beverage & Tobacco — 3.1%
265,700	Alliance One International, Inc.*	1,737,678
5,500	Boston Beer Co., Inc. Class A*	267,630
11,600	Cal-Maine Foods, Inc.	292,784
62,100	Chiquita Brands International, Inc.*	983,043
4,400	Dean Foods Co.	112,552
31,500	Fresh Del Monte Produce, Inc.	905,625
4,600	PepsiAmericas, Inc.	149,224
1,300	The JM Smucker Co.	69,446
13,300	Universal Corp.	651,035

		5,169,017

Health Care Equipment & Services — 5.9%
39,000	Align Technology, Inc.*	987,870
8,700	Analogic Corp.	554,712
54,900	Apria Healthcare Group, Inc.*	1,427,949
32,000	Conmed Corp.*	895,680
39,721	Corvel Corp.*	918,350
26,200	Cynosure, Inc. Class A*	966,780
2,900	Gen-Probe, Inc.*	193,082
23,100	Immucor, Inc.*	825,825
12,800	Invacare Corp.	299,264
17,200	Kindred Healthcare, Inc.*	308,052
3,100	Kyphon, Inc.*	217,000
10,500	Medcath Corporation*	288,330
13,000	Mentor Corp. (a)	598,650
6,699	PharMerica Corp.* (a)	99,949
5,100	Regeneration Technologies, Inc.*	54,672

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
5,800	Sonic Innovations, Inc.*	$53,186
16,400	West Pharmaceutical Services, Inc.	683,224
19,678	Zoll Medical Corp.*	510,054

		9,882,629

Household & Personal Products — 0.4%
100	Alberto-Culver Co.	2,479
100	Energizer Holdings, Inc.*	11,085
15,100	NBTY, Inc.*	613,060

		626,624

Insurance — 3.9%
14,150	American Physicians Capital, Inc.	551,284
87,500	Aspen Insurance Holdings Ltd.	2,442,125
21,400	Assured Guaranty Ltd.	581,438
10,900	Endurance Specialty Holdings Ltd.	452,895
10,200	LandAmerica Financial Group, Inc.	397,596
23,800	Max Capital Group Ltd.	667,352
1,300	National Western Life Insurance Co. Class A	332,748
800	NYMAGIC, Inc.	22,248
9,300	Platinum Underwriters Holdings Ltd.	334,428
12,900	Reinsurance Group of America, Inc.	731,301
200	Universal American Financial Corp.*	4,562

		6,517,977

Materials — 5.8%
800	Ashland, Inc.	48,168
400	Brush Engineered Materials, Inc.*	20,756
100	Buckeye Technologies, Inc.*	1,514
68,118	CF Industries Holdings, Inc.	5,170,837
13,000	Innospec, Inc.	296,140
4,100	LSB Industries, Inc.* (a)	96,965
11,900	OM Group, Inc.*	628,439
40,200	Ryerson, Inc. (a)	1,356,348
4,200	Schnitzer Steel Industries, Inc.	307,818
56,583	Terra Industries, Inc.*	1,768,785
100	Tronox, Inc. Class B	903

		9,696,673

Media — 1.1%
92,900	Belo Corp. Class A	1,612,744
100	Cox Radio, Inc. Class A*	1,305
100	Harris Interactive, Inc.*	431
100	Hearst-Argyle Television, Inc.	2,596
12,800	Lin TV Corp. Class A*	166,528

		1,783,604

Pharmaceuticals, Biotechnology & Life Sciences — 8.1%
6,700	Albany Molecular Research, Inc.*	101,170
15,200	Applera Corp.- Celera Group*	213,712
11,800	ArQule, Inc.*	84,134
1,100	Bradley Pharmaceuticals, Inc.*	20,020
45,800	Cambrex Corp.	498,762
26,050	Caraco Pharmaceutical Laboratories Ltd.*	397,262
100	Cephalon, Inc.*	7,306
27,300	Cubist Pharmaceuticals, Inc.*	576,849
10,200	eResearch Technology, Inc.*	116,178
63,100	Exelixis, Inc.*	668,229
45,100	GenVec, Inc.*	105,985
1,000	GTx, Inc.*	16,280
17,300	Isis Pharmaceuticals, Inc.*	258,981
3,400	Metabolix, Inc.*	82,484
10,000	MGI Pharma, Inc.*	277,800
234,800	Millennium Pharmaceuticals, Inc.*	2,383,220
14,000	Omrix Biopharmaceuticals, Inc.*	494,340
1,800	PerkinElmer, Inc.	52,578
30,800	PharmaNet Development Group, Inc.*	894,124
17,000	Pharmion Corp.*	784,380
18,100	Pozen, Inc.*	200,186
100	Rigel Pharmaceuticals, Inc.*	943
74,514	Savient Pharmaceuticals, Inc.*	1,084,179
19,700	SuperGen, Inc.*	85,498
9,700	Vanda Pharmaceuticals, Inc.*	134,927

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
32,100	Varian, Inc.*	$2,041,881
64,200	Watson Pharmaceuticals, Inc.*	2,080,080

		13,661,488

Real Estate — 4.0%
1,100	Agree Realty Corp. (REIT)	34,474
137,000	Alesco Financial, Inc. (REIT) (a)	674,040
166,459	Anthracite Capital, Inc. (REIT) (a)	1,514,777
4,900	BRE Properties (REIT)	274,057
11,400	BRT Realty Trust (REIT)	197,676
100	Douglas Emmett, Inc. (REIT)	2,473
16,600	Entertainment Properties Trust (REIT)	843,280
100	HCP, Inc. (REIT)	3,317
15,400	HRPT Properties Trust (REIT)	152,306
29,600	iStar Financial, Inc. (REIT)	1,006,104
3,816	Jones Lang LaSalle, Inc.	392,132
100	LTC Properties, Inc. (REIT)	2,367
43,391	Medical Properties Trust, Inc. (REIT) (a)	577,968
13,865	National Health Investors, Inc. (REIT)	428,567
12,000	Potlatch Corp. (REIT)	540,360
100	PS Business Parks, Inc. (REIT)	5,685
15,000	Quadra Realty Trust, Inc.	142,950
100	Realty Income Corp. (REIT)	2,795
100	Regency Centers Corp. (REIT)	7,675

		6,803,003

Retailing — 5.0%
29,300	1-800-FLOWERS.COM, Inc. Class A*	339,587
100	American Eagle Outfitters, Inc.	2,631
64,500	Asbury Automotive Group, Inc.	1,277,745
2,100	Big Lots, Inc.*	62,664
40,300	Blue Nile, Inc.* (a)	3,793,036
100	Dillards, Inc. Class A	2,183
100	Haverty Furniture Cos., Inc.	877
45,800	Jo-Ann Stores, Inc.*	966,380
100	OfficeMax, Inc.	3,427
15,000	RadioShack Corp.	309,900
22,700	Shutterfly, Inc.*	724,357
20,200	Sonic Automotive, Inc. Class A	483,588
100	Syms Corp.	1,501
18,800	Systemax, Inc. (a)	384,272

		8,352,148

Semiconductors & Semiconductor Equipment — 3.3%
14,200	Advanced Energy Industries, Inc.*	214,420
5,900	Cohu, Inc.	110,625
56,400	Exar Corp.*	736,584
100	Micrel, Inc.	1,080
25,600	MIPS Technologies, Inc.*	202,240
9,200	Monolithic Power Systems, Inc.*	233,680
100	Novellus Systems, Inc.*	2,726
134,700	RF Micro Devices, Inc.*	906,531
18,900	Sigma Designs, Inc.* (a)	911,736
223,000	Skyworks Solutions, Inc.*	2,015,920
15,700	Teradyne, Inc.*	216,660

		5,552,202

Software & Services — 9.5%
22,700	Ansoft Corp.*	748,646
54,800	AsiaInfo Holdings, Inc.*	496,488
10,493	Authorize.Net Holdings, Inc.*	184,992
119,541	Captaris, Inc.*	632,372
64,400	Chordiant Software, Inc.*	892,584
11,100	Ciber, Inc.*	86,691
54,300	CMGI, Inc.*	73,848
100	Convergys Corp.*	1,736
1,200	Double-Take Software, Inc.*	22,932
500	Epicor Software Corp.*	6,885
18,600	Fair Isaac Corp.	671,646
74,100	Greenfield Online, Inc.*	1,130,025
41,000	InfoSpace, Inc.	719,960
97,138	Interwoven, Inc.*	1,382,274

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
28,800	iPass, Inc.* (a)	$120,960
8,200	Magma Design Automation, Inc.*	115,374
6,700	Manhattan Associates, Inc.*	183,647
3,500	MicroStrategy, Inc. Class A*	277,690
36,600	Novell, Inc.*	279,624
65,700	On2 Technologies, Inc.* (a)	76,212
9,800	Phoenix Technologies Ltd.*	104,958
139,411	RealNetworks, Inc.*	945,207
51,600	S1 Corp.*	466,980
100	Sohu.com, Inc.*	3,771
12,500	Switch & Data Facilities Co., Inc.*	203,625
61,900	Synchronoss Technologies, Inc.*	2,603,514
79,900	Synopsys, Inc.*	2,163,692
2,400	Taleo Corp. Class A*	60,984
2,900	TNS, Inc.	46,574
100	Total System Services, Inc.	2,778
6,400	VASCO Data Security International, Inc.*	225,984
53,500	Vignette Corp.*	1,073,745

		16,006,398

Technology Hardware & Equipment — 6.9%
41,524	Agilysis, Inc.	701,756
24,100	Aruba Networks, Inc.* (a)	482,000
1,600	Avnet, Inc.*	63,776
20,900	Bell Microproducts, Inc.*	129,998
700	C-COR, Inc.*	8,043
6,100	Diebold, Inc.	277,062
100	Ditech Networks, Inc.*	527
100	EMS Technologies, Inc.*	2,453
139,600	Immersion Corp.* (a)	2,286,648
20,000	Ingram Micro, Inc. Class A*	392,200
342	Insight Enterprises, Inc.*	8,827
14,500	Lexmark International, Inc. Class A*	602,185
19,800	Loral Space & Communications, Inc.*	787,050
36,900	Methode Electronics, Inc.	555,345
9,900	Network Equipment Technologies, Inc.*	143,550
100	Newport Corp.*	1,523
110,600	Novatel Wireless, Inc.*	2,505,090
2,100	OSI Systems, Inc.*	47,271
8,600	PC Connection, Inc.*	107,500
19,500	Polycom, Inc.*	523,770
100	SYNNEX Corp.*	2,056
29,610	Tech Data Corp.*	1,187,953
230,600	UTStarcom, Inc.* (a)	843,996

		11,660,579

Telecommunication Services — 3.0%
7,200	Atlantic Tele-Network, Inc.	261,720
28,000	Cbeyond, Inc.*	1,142,120
20,900	Centennial Communications Corp.*	211,508
5,500	Cogent Communications Group, Inc.*	128,370
100	Consolidated Communications Holdings, Inc.	1,961
50,000	IDT Corp. Class B (a)	418,500
28,200	NTELOS Holdings Corp.	830,772
4,500	PAETEC Holding Corp.*	56,115
24,200	Premiere Global Services, Inc.*	306,130
200	Rural Cellular Corp. Class A*	8,700
13,100	SureWest Communications	327,631
81,800	USA Mobility, Inc.*	1,379,966

		5,073,493

Transportation — 1.3%
5,200	Allegiant Travel Co.*	157,664
97,000	ExpressJet Holdings, Inc.*	299,730
3,900	Genco Shipping & Trading Ltd.	255,567
7,300	J.B. Hunt Transport Services, Inc.	191,990
53,200	Pinnacle Airlines Corp.*	852,264
8,600	Saia, Inc.*	142,158
5,700	TBS International Ltd.*	235,125

		2,134,498

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — 1.1%
100	Alliant Energy Corp.	$3,832
4,500	CMS Energy Corp.	75,690
100	OGE Energy Corp.	3,310
800	Oneok, Inc.	37,920
19,700	Pepco Holdings, Inc.	533,476
11,500	Portland General Electric Co.	319,700
70,400	SEMCO Energy, Inc.*	555,456
9,700	Westar Energy, Inc.	238,232

		1,767,616

TOTAL COMMON STOCKS		$167,247,407

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.1%
JPMorgan Chase Euro — Time Deposit
$155,036	4.897%	10/01/07	$155,036

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$167,402,443

	Interest
Shares	Rate	Value
Securities Lending Collateral (b) — 8.8%
Boston Global Investment Trust — Enhanced Portfolio
14,744,825	5.410%	$14,744,825

TOTAL INVESTMENTS — 108.4%		$182,147,268

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(14,118,967)

NET ASSETS — 100.0%		$168,028,301

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*  Non-income producing security.

(a) All or portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2007, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell 2000 Index	2	December 2007	$162,640	$4,976

TAX INFORMATION — At September 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$188,621,347

Gross unrealized gain	11,226,752
Gross unrealized loss	(17,700,831)

Net unrealized security loss	$(6,474,079)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine the current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but are not limited to, corporate actions or events, market disruptions or governmental actions.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, and have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
     The Money Market Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Foreign Currency Exchange Contracts — The Funds, except the Government Income Fund, may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2007, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds, except the Money Market Fund, may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Money Market Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Fund’s credit exposure is to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments
     At September 30, 2007, the Money Market Fund had undivided interests in the following Joint Repurchase Agreement Account II, as follows:

Fund

Money Market	$37,600,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	5.14%	10/01/07	$2,000,856,667

Banc of America Securities LLC	2,000,000,000	5.10	10/01/07	2,000,850,000

Barclays Capital PLC	3,520,000,000	5.12	10/01/07	3,521,501,867

Bear Stearns	250,000,000	5.15	10/01/07	250,107,292

Citigroup Global Markets, Inc.	3,500,000,000	5.15	10/01/07	3,501,502,083

Credit Suisse Securities (USA) LLC	66,000,000	5.10	10/01/07	66,028,050

Deutsche Bank Securities, Inc.	2,926,000,000	5.10	10/01/07	2,927,243,550

Greenwich Capital Markets	500,000,000	5.10	10/01/07	500,212,500

UBS Securities LLC	1,700,000,000	5.07	10/01/07	1,700,718,250

UBS Securities LLC	766,700,000	5.10	10/01/07	767,025,847

Wachovia Bank	250,000,000	5.10	10/01/07	250,106,250

TOTAL	$17,478,700,000			$17,486,152,356

At September 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.100% to 6.900%, due 12/18/07 to 01/17/17; Federal Home Loan Bank, 4.500%, due 12/14/07; Federal Home Loan Mortgage Association, 3.000% to 15.000%, due 10/01/07 to 09/01/47; Federal National Mortgage Association, 3.500% to 10.000%, due 10/01/07 to 09/01/47; Government National Mortgage Association, 5.000% to 9.000%, due 10/15/09 to 08/15/37. The aggregate market value of the collateral, including accrued interest, was $17,886,309,218.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.

Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (TIPS), specially structured bonds for which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (CPI). The repayment of the original bond principal upon maturity and adjustments for interest income are guaranteed by the full faith and credit of the U.S. Government.

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2007

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.